Label	Element	Value
Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Bitcoin Structured Alt Protection ETF® — July
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

Calamos Bitcoin Structured Alt Protection ETF® — July (the "Fund") seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") ("Spot bitcoin").

As described below, the Fund seeks to achieve its investment objective through investments in over-the-counter Options ("OTC Options") and/or, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options") — each of which reference the price performance of either (A) one or more of the iShares Bitcoin Trust ETF ("IBIT"), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each, an "Underlying ETP" and collectively, the "Underlying ETPs") which, in turn, own bitcoin that is held by a bitcoin custodian in each instance on behalf of the respective Underlying ETPs and/or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index") — up to a cap of 10.00% (the "Cap"), while seeking to protect against 100% of the negative price return of Spot bitcoin (before total fund operating fees and expenses) over the Outcome Period for the period from July 8, 2025 through July 7, 2026.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Fund Shares"). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, whether you sell or hold your Fund Shares, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund's performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund ("ETF") that seeks to provide investment results that, before taking total fund operating fees and expenses into account, track the positive price return of Spot bitcoin up to the Cap over a specified period of time of approximately one (1) year (the "Outcome Period"), while seeking to provide protection against decreases in the price of Spot bitcoin over the same Outcome Period (before taking total fund operating fees and expenses into account). The "Spot bitcoin price" for determining the Cap for any Outcome Period will be determined by taking the BRRNY as of the first day of the Outcome Period. The BRRNY is a once a day benchmark index price for bitcoin that aggregates trade data from multiple bitcoin-USD markets operated by major cryptocurrency exchanges that conform to the CME CF Constituent Exchange Criteria.[1]

Based on market conditions and other factors at the commencement of the Outcome Period, Calamos Advisors LLC ("Calamos Advisors" or the "Advisor") seeks to provide investment exposure to the price performance of Spot bitcoin through various means of portfolio construction and management, including the two methods/approaches as may be implemented by the Adviser in its discretion as described below.

In the first method/approach, the Fund's portfolio will be comprised of options, cash and cash equivalents, and U.S. Treasuries. Under this approach, and under normal market conditions, the Fund will invest substantially all of its assets in U.S. Treasury securities with remaining maturities of one (1) year or less (the "Treasury Portfolio"), cash and cash equivalents, over-the-counter Options ("OTC Options") and, if and when available, FLexible EXchange Options ("FLEX Options") and/or listed exchange traded options ("Listed Options") — each of which reference the price performance of either: (A) one or more of the iShares Bitcoin Trust ETF (IBIT), Grayscale Bitcoin Mini Trust ("BTC"), Bitwise Bitcoin ETF ("BITB"), Fidelity® Wise Origin® Bitcoin Fund ("FBTC") and ARK 21 Shares Bitcoin ETF ("ARKB") (each an "Underlying ETP" and collectively, the "Underlying ETPs") or (B) one or more indexes that are designed to track the price of bitcoin ("Bitcoin Index").

In the second method/approach, the Fund's portfolio will be comprised of options and cash and cash equivalents. Under this approach, and under normal market conditions, the Fund will invest substantially all of its assets in, cash and cash equivalents, and, if and when available, FLEX Options and/or Listed Options. The FLEX Options and/or Listed Options will each reference the price performance of one or more of the Underlying ETPs and/or a Bitcoin Index.

With respect to each method/approach described above, each of the Underlying ETPs has as a primary investment objective to seek investment results that generally correspond to the price performance of bitcoin (as measured to a stated index or defined bitcoin reference rate) and therefore the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin. Each Bitcoin Index will be designed to track the price performance of bitcoin and therefore each Bitcoin Index is expected to be positively correlated to the price performance of Spot bitcoin.

If and when they become available, the Fund intends to utilize either FLEX Options and/or Listed Options in place of all OTC Options. The Fund will not invest directly in bitcoin. Instead, the Fund seeks to track the positive price return of Spot bitcoin by investing in options that reference the price performance of one or more of the Underlying ETPs which, in turn, own bitcoin and/or options that reference one or more Bitcoin Indexes. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then-current market factors.

Each Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets. The assets of each Underlying ETP consist primarily of bitcoin held by a custodian on behalf of the Underlying ETP. The Underlying ETPs seek to reflect generally the performance of the price of bitcoin. Each Underlying ETP seeks to reflect such performance before payment of the Underlying ETP's expenses and liabilities. The shares of each Underlying ETP are backed by the assets of the respective Underlying ETP and are intended to constitute a simple means of making an investment similar to an investment in bitcoin rather than by acquiring, holding and trading bitcoin directly on a peer-to-peer or other basis or via a digital asset trading platform. See "The Underlying ETPs" for more information.

The returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETPs. It is important that you understand these characteristics before making an investment in the Fund.

1  The Constituent Exchange Criteria requires each Constituent Exchange to implement policies and procedures designed to ensure fair and transparent market conditions and to identify and impede illegal, unfair or manipulative trading practices. Additionally, each Constituent Exchange must comply with, among other things, capital market regulations, money transmission regulations, client money custody regulations, know-your-client regulations and anti-money laundering regulations.

The Fund may use OTC Options and, if and when available, FLEX Options and/or Listed Options (each such method/approach, as applicable, an "Options Portfolio"), U.S. Treasury securities with remaining maturities of one (1) year or less, if applicable, and cash and cash equivalents to employ a "capital protected target outcome strategy". Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security, commodity or index. The pre-determined outcomes sought by the Fund, which include capital protection to absorb 100% of the negative price return (before total fund operating fees and expenses) in Spot bitcoin (the "Capital Protection") and upside participation to a stated cap (before total fund operating fees and expenses) (the "Cap"), are based on the price performance of Spot bitcoin over an Outcome Period. As noted above, each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

The outcomes the Fund seeks for investors that hold Fund Shares for an entire Outcome Period are as follows, though there can be no guarantee these results will be achieved:

•  If the price of Spot bitcoin appreciates over the Outcome Period, the OTC Options and, if and when available, FLEX Options and/or Listed Options held by the Fund seek to provide upside participation tracking that of Spot bitcoin, up to a Cap that is determined at the start of the Outcome Period by taking the BRRNY price as of the first day of the Outcome Period.

•  If the price of Spot bitcoin decreases over the Outcome Period, the U.S. Treasury securities with remaining maturities of twelve months or less, cash and cash equivalents, FLEX Options and/or Listed Options held by the Fund (depending on which method/approach the Advisor employs) seek to provide protection against 100% of such losses (prior to taking into account total fund operating fees and expenses).

The Fund does not seek to provide the capital protection described herein as of any time other than the end of the Outcome Period.

For the Outcome Period beginning on July 8, 2025 through July 7, 2026, the Cap is 10.00% and the Capital Protection is 100%. When the Fund's total fund operating fees and expenses are taken into account, the Cap is 9.31% and the Capital Protection is 99.31%. The Cap and Capital Protection will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.

The current Outcome Period is from July 8, 2025 through July 7, 2026. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another will begin. On the first day of each new Outcome Period, the Fund determines a new cap rate for Spot bitcoin and resets by investing in a new set of OTC Options and, if and when available, FLEX Options and/or Listed Options that are designed to provide returns in order to meet the new cap for the new Outcome Period. This means that the Cap will change for each Outcome Period based upon prevailing market conditions at the beginning of each Outcome Period. The Capital Protection will remain the same for each Outcome Period. The Capital Protection and Cap, and the Fund's value relative to each, should be considered before investing in the Fund. The Fund is expected to be perpetually offered and not terminate after the current or any subsequent Outcome Period. Approximately one week prior to the end of an Outcome Period, the Fund's website will be updated to alert existing shareholders that the Outcome Period is approaching its conclusion and will disclose the anticipated Cap range for the next Outcome Period. See "Subsequent Outcome Periods" for more information.

Upon conclusion of the Outcome Period, the Fund will receive the cash value of all the OTC Options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, it held for that Outcome Period. It will then invest in a new series of OTC Options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, with an expiration date, in the case of the options, and a maturity date in the case of the U.S. Treasury securities, if applicable, of approximately one (1) year in the future, and a new Outcome Period will begin. Each of the OTC Options and, if and when available, FLEX Options and/or Listed Options value is ultimately derived from the performance of the Underlying ETPs share price during that time or, in the case of options that reference the Bitcoin Index, the performance of such index during that time. As the terms of the OTC Options, FLEX Options and Listed Options do not generally change during an Outcome Period, the outcomes, including the Cap and Capital Protection discussed below, will be measured to the Fund's net asset value ("NAV") on the first day of the Outcome Period.

The stated Cap and Capital Protection may only be realized by investors who continuously hold Fund Shares from the commencement of an Outcome Period until its conclusion. An investor who purchases Fund Shares other than on the first day of an Outcome Period and/or sells Fund Shares prior to the end of an Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Outcome Period. While the Cap and Capital Protection provide the intended outcomes only for investors that hold their Fund Shares throughout the complete term of the Outcome Period, an investor can expect the value of their Fund Shares to generally move in the same direction as the price of Spot bitcoin during the Outcome Period. If investors buy or sell on a date other than the start or end date of the Outcome Period, their returns will be different and they may incur losses in excess of the Capital Protection level (i.e., losses exceeding 0%) and they may not experience gains up to the Cap. See "Capital Protection and Cap" for more information.

The Fund's website, www.calamos.com, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Outcome Period, including the Fund's value relative to the Cap and Capital Protection. Before purchasing Fund Shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund Shares on a particular day and held through the end of the Outcome Period.

The Fund's investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.

The Fund seeks to generate returns that track the price of Spot bitcoin, up to the Cap (discussed in detail below), while limiting downside losses. The hypothetical illustrations provided below are designed to illustrate the outcomes that the Fund seeks to provide for investors who hold Fund Shares for the entirety of the Outcome Period.

The Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in investments that provide exposure to Spot bitcoin. As described herein, the investments that the Fund intends to utilize for its 80% investment policy may include OTC options and/or, if and when available, FLEX Options and/or Listed Options in one or more of the Underlying ETPs and/or Bitcoin Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Although this requirement may be changed by the Board of Trustees without shareholder approval, the Fund will notify shareholders in writing at least 60 days prior to any change in its 80% policy.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index.

The Fund complies with the provisions of the 1940 Act governing investment policies, capital structure, custody, and leverage on an aggregate basis with the Subsidiary. Except as noted herein, for purposes of this Prospectus, references to the Fund's investment strategies and risks include those of the Subsidiary.

Explanation of diagram — First Method/Approach:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the performance of one or more Underlying ETPs and/or Bitcoin Index, and the solid line represents the return profile gross of total fund operating fees and expenses sought by the Fund in relation to the indicated performance of the Underlying ETPs and/or Bitcoin Index. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETPs and/or Bitcoin Index. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETPs and/or Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then current market factors.

The Advisor seeks to provide investment exposure to the price performance experienced by Spot bitcoin by investing in options referencing one or more Underlying ETPs and/or Bitcoin Index while seeking to limit losses against significant decreases in the price of one or more of the Underlying ETPs and/or Bitcoin Index through the protection layer provided by the Fund's Treasury Portfolio. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one (1) year), the Fund's portfolio would experience the price return of Spot bitcoin subject to a maximum gain on the price performance of Spot bitcoin over the duration of the options contracts and would be protected from losses to the extent of the value of the Treasury Portfolio.

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Treasury Portfolio	Multiple series of U.S. Treasury Bills supported by full faith and credit of U.S. government	Approximately 96% at the time of investment	12 months
Purchased call option contracts on Underlying ETPs and/or Bitcoin Index

"At-the-money" (i.e., strike price equal to the current bitcoin reference asset market price) call options at approximately 100% of the respective Underlying ETPs and/or Bitcoin Index price at the time of investment

		Approximately 21% at the time of investment	12 months
Sold call option contracts on Underlying ETPs and/or Bitcoin Index	"out-of-the-money" (i.e., strike price is more than the current bitcoin reference asset market price) options used to help fund purchased call option contracts	Approximately -18% at the time of investment	12 months

1.  Calamos Bitcoin Structured Alt Protection ETF® — July Bitcoin Reference Price: The dotted grey line represents the Bitcoin reference price. The price at the origin of the axes represents the Bitcoin reference price at the beginning of the subject current Outcome Period.

2.  Calamos Bitcoin Structured Alt Protection ETF® — July Capital Protection Layer: The grey line represents the Capital Protection Layer. The Fund purchases multiple series of U.S. Treasury securities with weighted average maturities of approximately twelve (12) months or less to provide the protection level. In the event that the price of Spot bitcoin, and correspondingly the Underlying ETPs and/or Bitcoin Index decrease in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the U.S. Treasury securities, cash and cash equivalents. The U.S. Treasury securities held by the Fund are intended to provide the downside protection against decreases in the price of Spot bitcoin and, correspondingly, the Underlying ETPs and/or Bitcoin Index. There is no guarantee that the portion of the Fund's portfolio consisting of U.S. Treasury securities will retain sufficient value to provide the level of portfolio protection sought by the Fund. The value of the Fund's holdings in U.S. Treasury securities may increase (providing a higher protection level and therefore more protection to shareholders) or decrease (providing a lower protection level and therefore less protection to shareholders).

3.  Capped Upside Layer (the "Cap"): The black line represents the capped upside layer — The Fund simultaneously enters into long at-the-money call options related to one or more of the Underlying ETPs and/or Bitcoin Index, and a short out-of-the money call option (to help offset the cost of the long call Options), which allows the Fund's participation in the upside price movement of Spot bitcoin, and correspondingly, the Underlying ETPs and/or Bitcoin Index, to a specific cap rate. The Fund's sold options effectively set an upper limit on the Fund's possible performance relative to the Underlying ETPs and/or Bitcoin Index by selling the Fund's ability to participate in increases in the share price of each of the Underlying ETPs and/or Bitcoin Index beyond the strike price of the sold call options over the duration of the Outcome Period and setting a limit on the Underlying ETPs and/or Bitcoin Index price performance gains for the duration of the Outcome Period. The strike price for the sold call options is dependent upon prevailing market conditions at the times the Fund originally enters into the options contracts. There can be no guarantee that the Options Portfolio, Underlying ETPs and/or Bitcoin Index will perform as expected.

If and when FLEX Options and/or Listed Options become available, the Fund's adviser intends to substitute FLEX Options and/or Listed Options for all OTC Options for purposes of the Capped Upside Layer (Cap) described above.

While the Advisor will seek to invest the Fund's portfolio in OTC options and, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, each with twelve (12) months expiration in the case of options, or twelve (12) months or less maturities in the case of U.S. Treasury securities, these expiration and maturity dates may not be precisely twelve (12) months as a result of market conditions at the time of purchase. In addition, the percentage of the U.S. Treasury securities and the OTC Options and, when and if available, FLEX Options and/or Listed Options that are established at the time of purchase may be greater than or less than the sought-after allocation of the Fund's net assets between U.S. Treasuries and OTC Options and when and if available FLEX Options and/or Listed Options, due to market conditions at the time of executing the Fund's OTC Options and FLEX Options and/or Listed Options portfolio. While the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options and when and if available FLEX Options and/or Listed Options, the value of the Treasury Portfolio will also increase and decrease due to market conditions over the Outcome Period.

The Chart below represents the Capped upside as a dotted line and the solid line shows the Fund's gross return not falling to less than zero based on the capital protection strategy.

Explanation of diagram — Second Method/Approach:

The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund. There is no guarantee that the Fund will be successful in its attempt to provide the target outcomes for an Outcome Period. The returns that the Fund seeks to provide do not include the costs associated with purchasing Fund Shares and certain expenses incurred by the Fund. In the payoff profile illustration, the dotted line represents the performance of one or more Underlying ETPs and/or Bitcoin Index, and the solid line represents the return profile gross of total fund operating fees and expenses sought by the Fund in relation to the indicated performance of the Underlying ETPs and/or Bitcoin Index. The bar chart below represents the Fund's hypothetical intended return profile based upon the performance of the Underlying ETPs and/or Bitcoin Index. References to the Bitcoin Reference Asset in the charts below are intended to refer to the Underlying ETPs and/or Bitcoin Index. The portfolio of options utilized by the Advisor may consist of options on one or more of the Underlying ETPs and/or Bitcoin Index at the determination of the Advisor based on then current market factors.

The Advisor seeks to provide investment exposure to the price performance experienced by Spot bitcoin by investing in options referencing one or more Underlying ETPs and/or Bitcoin Index while seeking to limit losses against significant decreases in the price of one or more of the Underlying ETPs and/or Bitcoin Index through the protection layer provided by an at-the-money put option on the Underlying ETPs and/or Bitcoin Index. The Advisor seeks to specifically select the strike price for each contract in the Options Portfolio such that if the options were exercised on the expiration date (the final day of the option term set at approximately one (1) year), the Fund's portfolio would experience the price return of Spot bitcoin subject to a maximum gain on the price performance of Spot bitcoin over the duration of the options contracts and would seek to be protected from losses to the extent of the value of the at-the-money put option.

PORTFOLIO INVESTMENT	INVESTMENT TERMS	PORTFOLIO INVESTMENT PERCENTAGE	TARGET PORTFOLIO MATURITY
Purchased deep in-the-money call option contracts on Underlying ETPs and/or Bitcoin Index

Involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the approximately full participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright.

		Approximately 99% at the time of investment	12 months
Purchased at-the-money put option contracts on Underlying ETPs and/or Bitcoin Index

Involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before total fund operating fees and expenses) of the price return of the reference asset, over the Outcome Period.

		Approximately 17% at the time of investment	12 months
Sold out-of-the-money call option contracts on Underlying ETPs and/or Bitcoin Index

Involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed.

		Approximately -17% at the time of investment	12 months

1.  Calamos Bitcoin Structured Alt Protection ETF® — July Participation Layer: The dotted grey line represents the first layer, which involves purchasing a near zero-strike (i.e., deep in-the-money) call on the reference asset, at a pre-determined strike to provide approximately full participation to the price return of the underlying reference asset. In other words, the full price participation provided by this layer provides potential gains and losses that are tantamount to that of owning the underlying reference asset outright.

2.  Calamos Bitcoin Structured Alt Protection ETF® — July Capital Protection Layer: The solid grey line represents the second layer, which involves purchasing an at-the-money put option, which produces protection equal to 100% of losses (before total fund operating fees and expenses) of the price return of the reference asset, over the Outcome Period.

3.  Calamos Bitcoin Structured Alt Protection ETF® — July Capped Upside Layer (the "Cap"): The solid black line illustrates the final layer, which involves selling an out-of-the-money call, thereby creating the upside cap. The strike price at which the call is sold is determined so that the combined net options purchase price is approximately equal to the underlying asset's current value. The cost of this layer is a credit equal to the price that would make the total package "no-cost" or fully financed. There can be no guarantee that the Options Portfolio, Underlying ETPs and/or Bitcoin Index will perform as expected.

The Chart below represents the Capped upside as a dotted line and the solid line shows the Fund's gross return not falling to less than zero based on the capital protection strategy.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Capital Protection and Cap — First Method/Approach

The Fund seeks to provide capital protection to absorb 100% of the negative price return (before total fund operating fees and expenses) of the price of Spot bitcoin at the end of each Outcome Period as measured by the BRRNY. When the Fund's total fund operating fees and expenses are also taken into account, the Capital Protection level is reduced to 99.31%.

The Fund purchases multiple series of U.S. Treasury securities with weighted average maturities of approximately twelve (12) months or less to provide the protection level. In the event that the price of Spot bitcoin, and correspondingly the Underlying ETPs and/or Bitcoin Index decrease in value over the duration of the option contracts to a price that is lower than the strike price of the option contract, the Fund's options positions would not be exercised and the Fund's value would be comprised primarily of the U.S. Treasury securities and cash and cash equivalents. The U.S. Treasury securities and cash and cash equivalents held by the Fund are intended to provide the downside protection against decreases in the price of Spot bitcoin.

The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of the negative price return (before total fund operating fees and expenses) of Spot bitcoin as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the BRRNY's price performance. As the BRRNY's prices and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the BRRNY price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund

Value"), that investor's Cap will essentially be decreased by the amount of the BRRNY's value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the BRRNY's price has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and Capital Protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against the negative price return of Spot bitcoin (before total fund operating fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the Capital Protection and Cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a Cap for each Outcome Period, determined by taking the Spot bitcoin price as of the first day of the Outcome Period, calculated (before total fund operating fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If Spot bitcoin experiences any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price of Spot bitcoin, the Cap (net of total fund operating fees and expenses) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, spot bitcoin and the BRRNY volatility, and, by way of example, the relationship of long and short calls on the OTC options and, when and if available, FLEX Options and/or Listed Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund will engage in investment strategies to purchase U.S. Treasury securities and purchase and sell a series of OTC call Options and, if and when available, FLEX Options and/or Listed Options on or around the last business day of the month prior to the beginning of an Outcome Period. The Fund's purchased call options are intended to provide the Fund exposure to the price return of Spot bitcoin through the Underlying ETPs and/or Bitcoin Index (gains and losses) starting at 100% of the BRRNY. The Options Portfolio, through these purchased call options, seeks to provide investment returns that track the performance of Spot bitcoin. As the purchaser of these derivative positions, the Fund is obligated to pay, in the case of options, a premium to the seller of those options in addition to paying other specified transaction costs. The Fund also sells call options to help pay the premium of the purchased call options that allow the Fund's participation in the Underlying ETPs and/or Bitcoin Index price performance. The Fund's sold call options effectively sell the Fund's ability to participate in increases in the share price of the Underlying ETPs and/or Bitcoin Index beyond the strike price of the sold call options over the duration of the Options Portfolio and sets an upper limit (the Cap) on the Underlying ETPs and/or Bitcoin Index price performance gains for the duration of the options contracts (the Target Outcome Period). The strike price for the sold call options (i.e., the Cap) is dependent upon prevailing market conditions at the times the Fund originally enters into the call options contracts. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of Spot bitcoin. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of derivative transactions and U.S. Treasury securities to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing OTC Options, and when and if available FLEX Options and/or Listed Options or may not receive timely payment from its counterparties. In addition, while the Advisor will target a U.S. Treasury securities portfolio value as a percentage of the Fund's net assets at the time of entering into the OTC Options — and when and if available FLEX Options and/or Listed Options — the value of the Treasury Portfolio and any cash and cash equivalents will also increase and decrease due to market conditions over the Outcome Period. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will invest in both purchased and written call OTC Options, and if and when available, purchased and written call FLEX Options and purchased put FLEX Options and/or Listed Options that reference the Underlying ETPs and/or Bitcoin Index. Because the value of the Fund is based on options that reference the Underlying ETPs and/or Bitcoin Index and not the Underlying ETPs and/or Bitcoin Index directly, variations in the value of such derivative positions impact the correlation between the Fund's NAV and the price of the Underlying ETPs and/or Bitcoin Index. As noted above, each type of option or a combination of each such options are expected to be used by the Fund when and if they do become available.

The BRRNY is calculated by CF Benchmarks Ltd. ("CF Benchmarks") based on an aggregation of executed trade flow of major bitcoin spot exchanges. BRRNY is designed to reflect the performance of bitcoin in U.S. dollars and currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that BRRNY is calculated as of 4:00 p.m. Eastern time ("ET"), whereas the BRR is calculated as of 4:00 p.m. London time.

BRRNY was developed by CF Benchmarks and has a limited performance history. Although BRRNY is based on materially the same methodology (except calculation time) as the BRR, which was first introduced in November 2016, BRRNY itself has only been in operation since February 2022, and it has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. CF Benchmarks has substantial discretion at any time to change the methodology used to calculate BRRNY, including the spot markets that contribute prices to the Trust's NAV. CF Benchmarks does not have any obligation to take the needs of the Trust, the Trust's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating BRRNY will appropriately track the price of bitcoin in the future.

Many of the digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets and that are used by BRRNY refer to themselves as "exchanges," but they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by BRRNY.

BRRNY is based on various inputs which include price data from various third-party bitcoin spot markets. CF Benchmarks does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

Capital Protection and Cap — Second Method/Approach

Under the Second Method/Approach, the Fund seeks to provide capital protection to absorb 100% of the negative price return (before total fund operating fees and expenses) of the price of Spot bitcoin at the end of each Outcome Period as measured by the BRRNY. When the Fund's total fund operating fees and expenses are taken into account, the Capital Protection level is reduced to 99.31%. The Capital Protection level will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. If the Fund is required to increase its holdings of cash during the Outcome Period to pay total fund operating fees and expenses incurred by the Fund, the Capital Protection level may be further reduced. The Fund does not seek to provide capital protection against 100% of the negative price return (before total fund operating fees and expenses) of Spot bitcoin as of any time other than the end of the Outcome Period.

During the Outcome Period, there may be periods of significant disparity between the Fund's NAV and the reference asset(s) price performance. As the Underlying ETP price and/or Bitcoin Index price and the Fund's NAV change over the Outcome Period, an investor acquiring Fund Shares after the start of the Outcome Period will likely have a different return potential than an investor who purchased Fund Shares at the start of the Outcome Period. This is because while the Cap and Capital Protection for the Outcome Period are fixed levels that are calculated in relation to the BRRNY price and the Fund's NAV at the start of an Outcome Period and remain constant throughout the Outcome Period, an investor purchasing Fund Shares at market value during the Outcome Period likely purchased Fund Shares at a price that is different from the Fund's NAV at the start of the Outcome Period (i.e., the NAV that the Cap and Capital Protection reference). For example, if an investor purchases Fund Shares during an Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Outcome Period (the "Initial Fund Value"), that investor's Cap will essentially be decreased by the amount of the increase in the Underlying ETPs and/or Bitcoin Index value, and the capital protection will not set in until the Fund's NAV returns to its Initial Fund Value (i.e., a shareholder must experience losses prior to gaining the protection offered by the Fund's Capital Protection because the Fund must first decrease in value to its Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection). Conversely, if an investor purchases Fund Shares during an Outcome Period at a time when the Underlying ETPs and/or Bitcoin Index has decreased in value, the Fund's NAV may dip below the Initial Fund Value. However, in this scenario, that investor's potential gain could be larger than the Fund's Cap for the Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Outcome Period through the date the investor purchased its Fund Shares plus any additional gains between the Initial Fund Value and the Cap. There is no guarantee that the Fund will recover such value or experience such gains. The Cap and capital protection relative to the Initial Fund Value, however, will not change over the Outcome Period.

While the Fund seeks to provide 100% protection against the negative price return of Spot bitcoin (before total fund operating fees and expenses) for shareholders who hold Fund Shares for an entire Outcome Period, there is no guarantee it will successfully do so. If the Fund's NAV has increased significantly, a shareholder that purchases Fund Shares after the first day of an Outcome Period could lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the capital protection and cap will be successful and a shareholder investing at the beginning of an Outcome Period could also lose their entire investment.

The returns of the Fund are subject to a cap for each Outcome Period, calculated (before total fund operating fees and expenses) at the beginning of each Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return Cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Outcome Period. If the Underlying ETPs and/or Bitcoin Index experience any percentage gains over the amount of the Cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETPs and/or Bitcoin Index, the Cap (net of total fund operating fees and expenses) is the maximum return an investor can achieve from an investment in the Fund for that Outcome Period. The Cap is set on the first day of each Outcome Period. The Cap is provided prior to taking into account annual Fund management fees of 0.69% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The pre-determined Cap applicable to an Outcome Period will vary based on prevailing market conditions at the time that the Cap is set, including interest rate levels, Underlying ETPs and/or Bitcoin Index volatility, and the relationship of puts and calls on the FLEX Options.

The Cap level is a result of the design of the Fund's principal investment strategy. To provide the Capital Protected Target Outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of an Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Adviser will calculate the amount of premiums that the Fund will owe on the put options acquired to provide the Capital Protection and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETPs and/or Bitcoin Index is approximately equal to the price per unit of shares of the Underlying ETPs and/or Bitcoin Index. The Cap is the strike price of those FLEX Options the Fund is selling. The Cap, and the Fund's value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund Shares during an Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Outcome Period to a level near the Cap, an investor purchasing Fund Shares will have limited to no gain potential for the remainder of the Outcome Period (because the investor's potential gain will be limited to the difference between the Fund's NAV on the date the investor purchased the Fund Shares and the Cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund Shares and the Initial Fund Value for the Outcome Period before subsequent losses will be protected by the Capital Protection. If an investor buys Fund Shares when the price exceeds the Cap, an investor selling their shares at the end of the Outcome Period will not experience any gain regardless of the price return of the Underlying ETPs and/or Bitcoin Index.

There is no guarantee that the Fund will be successful in providing these investment outcomes for any Outcome Period, and an investor may experience returns on the Fund significantly below the Cap.

In periods of extreme market volatility or during market disruption events, the Fund's ability to offset investor losses through the use of the FLEX Options to achieve the stated Capital Protection, or provide a return up to the stated upside Cap may be impaired, resulting in an upside limit significantly below the Cap and downside protection significantly lower than full capital protection (i.e., losses greater than 0%), because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.

For each Outcome Period, the Fund will seek to invest in both purchased and written call FLEX Options and/or Listed Options and purchased put FLEX Options and/or Listed Options, if and when available, that reference one or more Underlying ETPs and/or Bitcoin Index. Because the value of the Fund is based on FLEX Options and/or Listed Options that reference the Underlying ETPs and/or Bitcoin Index and not the Underlying ETPs and/or Bitcoin Index directly, variations in the value of the FLEX Options impact the correlation between the Fund's NAV and the price of the Underlying ETPs and/or Bitcoin Index.

General Information about OTC Options

Over-the-counter (OTC) Options are purchased from or sold to sellers or purchasers ("Counterparties") through direct bilateral agreements with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, length of option contract, exercise price, premium, guarantees and security, are set by negotiation of the parties.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The staff of the SEC currently takes the position that OTC Options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC Option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

The OTC Options that the Fund will hold that reference the Underlying ETPs will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETPs, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETPs' value and a strike price, depending on whether the Fund purchases or sells the option. The Fund expects to enter into European style options, which are exercisable at the strike price only on the OTC Option expiration date. From time to time, the Fund may enter into American style options, which are exercisable at any time during the life of the option. The Fund will generally, under normal conditions, hold OTC Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETPs or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETPs or a cash payment). The Fund intends to structure the OTC Options so that any amount owed by the Fund on the written OTC Options will be covered by payouts at expiration from the purchased OTC Options. As a result, the Fund expects the OTC Options to be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written OTC Options and pays premiums in exchange for the purchased OTC Options. Each of the OTC Options purchased and sold throughout the Outcome Period will have the same terms, such as strike price and expiration date, as the OTC Options purchased and sold on the first day of the Outcome Period. On the OTC Options expiration date, the Fund intends to sell the OTC Options prior to their expiration or cash-settle the OTC Options and use the resulting proceeds to purchase new OTC Options for the next Outcome Period.

Additional Information Regarding the Availability of FLEX Options and Listed Options

As noted above, each type of option or a combination of each such options are expected to be used by the Fund in place of OTC Options if and when they do become available.

Each of CBOE Exchange, Inc. (for options on any bitcoin ETP), NYSE Arca, Inc. (for options on any commodity ETP, which would include those on any bitcoin ETP), and Nasdaq ISE, LLC (for options on IBIT) have filed applications under Rule 19b-4 of the Securities Exchange Act of 1934, as amended ("Exchange Act"), with the SEC to amend their listing standards and allow listing of options on bitcoin ETPs. Nasdaq ISE also filed a subsequent application to allow listing of options on any bitcoin ETP. On October 18, 2024 the SEC approved the CBOE Exchange, Inc.'s listing application to permit the listing and trading of options on each of FBTC and ARKB subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on FBTC and ARKB at 25,000 contracts regardless of the trading volume and shares outstanding for FBTC or ARKB.

In addition, on October 18, 2024 the SEC approved NYSE Arca, Inc.'s listing application to list options of certain bitcoin ETPs including BTC and BITB subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on BTC and BITB at 25,000 contracts regardless of the trading volume and shares outstanding for BTC and BITB. On September 20, 2024, the SEC approved the Nasdaq ISE, LLC Rule 19b-4 listing application to permit the listing and trading of options on IBIT subject to that exchange's initial and continued listing standards as well as certain position and exercise limits for options on IBIT at 25,000 contracts regardless of the trading volume and shares outstanding for IBIT.

Prior to the contracts being listed, the Options Clearing Corporation (the "OCC") also will have to make its own proposed rule change filings with the SEC and, potentially, with the CFTC, in order to change the OCC rules to allow it to clear such options. There is no guarantee that FLEX Options will ever be approved by the SEC and CFTC.

FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the OCC. The OCC guarantees performance by each of the counterparties to the FLEX Options and/or Listed Options, becoming the "buyer for every seller and the seller for every buyer," with the goal of protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options and/or Listed Options for certain significant events. Although guaranteed for settlement by the OCC, FLEX Options and Listed Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options and/or Listed Options due to bankruptcy or other adverse reasons. The FLEX Options and/or Listed Options that the Fund will hold that reference one or more Underlying ETPs will give the Fund the right or the obligation to either receive or deliver shares of the applicable Underlying ETP, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETP's value and a strike price, depending on whether the Fund purchases or sells the option. The FLEX Options and/or Listed Options held by the Fund primarily are generally expected to be European style options, which are exercisable at the strike price only on the FLEX Option or Listed Option expiration date. The Fund will generally, under normal conditions, hold FLEX Options and/or Listed Options for each Outcome Period. The Fund will purchase call options (giving the Fund the right to receive shares of the Underlying ETP or a cash payment), while simultaneously selling (i.e., writing) call options (giving the Fund the obligation to deliver shares of the Underlying ETP or a cash payment). The Fund intends to the extent permitted to structure the FLEX Options and/or Listed Options so that any amount owed by the Fund on the written FLEX Options and/or Listed Options will be covered by payouts at expiration from the purchased FLEX Options and/or Listed Options. The Fund receives premiums in exchange for the written FLEX Options and/or Listed Options and pays premiums in exchange for the purchased FLEX Options and/or Listed Options. The OCC and securities exchanges on which the FLEX Options and/or Listed Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options and/or Listed Options during their life for continuing to hold the option contracts but may charge transaction fees. Each of the FLEX Options and/or Listed Options purchased and sold throughout the Outcome Period will have many of the same terms, such as strike price and expiration date, as the FLEX Options and/or Listed Options purchased and sold on the first day of the Outcome Period. On the FLEX Options and/or Listed Options expiration date, the Fund intends to sell the FLEX Options or Listed Options prior to their expiration or cash-settle the FLEX Options or Listed Options and use the resulting proceeds to purchase new FLEX Options or Listed Options for the next Outcome Period.

The Underlying ETPs

iShares Bitcoin ETF (IBIT) Description

IBIT or "the iShares Bitcoin Trust ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to reflect generally the performance of the price of bitcoin, before payment of the iShares Bitcoin Trust ETF's expenses and liabilities. iShares Delaware Trust Sponsor LLC serves as the iShares Bitcoin Trust ETF's sponsor. You can find the iShares Bitcoin Trust ETF's prospectus and other information, including the most recent reports to shareholders, online at https://www.ishares.com/us/products/333011/ishares-bitcoin-trust-etf.

The summary information below regarding the iShares Bitcoin Trust ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the iShares Bitcoin Trust ETF and to other publicly available information to obtain an understanding of the iShares Bitcoin Trust ETF's business and financial prospects. The following description of the iShares Bitcoin Trust ETF's principal investment strategies was taken directly from the iShares Bitcoin Trust ETF's prospectus, dated August 8, 2024 ("IBIT" refers to the iShares Bitcoin Trust ETF; other defined terms have been modified).

IBIT seeks to achieve its investment objective by holding bitcoin, with the value of the iShares Bitcoin Trust ETF's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the CF Benchmarks Index. The iShares Bitcoin Trust ETF values its bitcoin holdings based on the CF Benchmarks Index, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the "Constituent Platforms"). To maintain accurate pricing, the CF Benchmarks Index aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

The iShares Bitcoin Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The iShares Bitcoin Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the iShares Bitcoin Trust ETF consist primarily of bitcoin held by a custodian on behalf of the iShares Bitcoin Trust ETF. The Bitcoin Custodian keeps custody of all of the iShares Bitcoin Trust ETF's bitcoin, other than that which is maintained in a Trading Balance with the Prime Execution Agent, in accounts that are required to be segregated from the assets held by the Bitcoin Custodian as principal and the assets of its other customers (the "Vault Balance"). The Bitcoin Custodian keeps all of the private keys associated with the iShares Bitcoin Trust ETF's bitcoin held by the Bitcoin Custodian in the Vault Balance in "cold storage", which refers to a safeguarding method by which the private keys corresponding to the iShares Bitcoin Trust ETF's bitcoins are generated and stored in an offline manner using computers or devices that are not connected to the Internet, which is intended to make them more resistant to hacking.

The iShares Bitcoin Trust ETF issues and redeems Shares only in blocks of 40,000 Shares or integral multiples thereof ("Baskets"). The iShares Bitcoin Trust ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. Subject to regulatory approval, these transactions may also take place in exchange for bitcoin in the future. The iShares Bitcoin Trust ETF may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs, which are not reflected in the iShares Bitcoin Trust ETF's estimated annual ordinary operating expenses, affect the iShares Bitcoin Trust ETF's performance.

The iShares Bitcoin Trust ETF pays a sponsor's fee that accrues daily at an annualized rate of 0.25% of the net asset value of the iShares Bitcoin Trust ETF (subject to a fee waiver of 0.12% for the first $5.0 billion of the iShares Bitcoin Trust ETF's assets through January 10, 2025). The iShares Bitcoin Trust ETF does not hold or trade futures or swaps and is not a commodity pool. Although the iShares Bitcoin Trust ETF may fail to track the price of bitcoin precisely at any particular time, the iShares Bitcoin Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the iShares Bitcoin Trust ETF.

The CF Benchmarks Index serves as the iShares Bitcoin Trust ETF's reference rate for bitcoin value. The index is designed to provide a reliable and representative benchmark for the bitcoin market, incorporating trading data from multiple major cryptocurrency exchanges that meet strict criteria for inclusion. The index has been recognized by financial regulators and serves as a pricing source for various bitcoin investment products.

As of August 5, 2024, the net asset value of the iShares Bitcoin Trust ETF was $18,275,747,651.54 and the NAV per share was $30.24. The iShares Bitcoin Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Bitwise Bitcoin ETF (BITB) Description

BITB or "the Bitwise Bitcoin Trust" for purposes of this section is an exchange-traded investment vehicle that seeks to provide exposure to the value of bitcoin held by the Bitwise Bitcoin Trust, less the expenses of the Bitwise Bitcoin Trust's operations. Bitwise Investment Advisers, LLC serves as the Bitwise Bitcoin Trust's sponsor. The investment objective of the Bitwise Bitcoin Trust is to seek investment results that correspond to the performance of bitcoin as measured by the CME CF Bitcoin Reference Rate — New York Variant (BRRNY). You can find the Bitwise Bitcoin Trust's prospectus and other information, including the most recent reports to shareholders, online at https://bitbetf.com/

The summary information below regarding the Bitwise Bitcoin Trust comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Bitwise Bitcoin Trust and to other publicly available information to obtain an understanding of the Bitwise Bitcoin Trust's business and financial prospects. The following description of the Bitwise Bitcoin Trust's principal investment strategies was taken directly from the Bitwise Bitcoin Trust's prospectus ("BITB" refers to the Bitwise Bitcoin Trust; other defined terms have been modified).

BITB seeks to achieve its investment objective by holding bitcoin, with the value of the Bitwise Bitcoin Trust's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the BRRNY. The Bitwise Bitcoin Trust is passively managed and does not pursue active management investment strategies. The Bitwise Bitcoin Trust will not sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The Bitwise Bitcoin Trust does not use leverage or any similar arrangements in seeking to meet its investment objective.

The Bitwise Bitcoin Trust's assets consist primarily of bitcoin held by Coinbase Custody Trust Company, LLC as the Bitcoin Custodian on behalf of the Bitwise Bitcoin Trust. The Bitcoin Custodian maintains custody of all of the Bitwise Bitcoin Trust's bitcoin, other than that which is temporarily maintained in a Trading Balance with the Prime Execution Agent, in segregated cold storage wallets. Cold storage refers to a safeguarding method where private keys are generated and stored offline on hardware that has never been connected to the internet, making them more resistant to hacking.

The Bitwise Bitcoin Trust issues and redeems Shares only in blocks of 10,000 Shares ("Baskets"). The Bitwise Bitcoin Trust issues and redeems Baskets only to Authorized Participants in exchange for cash. The Bitwise Bitcoin Trust may incur certain transaction costs when buying and selling bitcoin in connection with the creation and redemption of Baskets. These costs affect the Bitwise Bitcoin Trust's performance.

The Bitwise Bitcoin Trust will pay a unitary Sponsor Fee of 0.20% per annum of the Bitwise Bitcoin Trust's bitcoin holdings. For a 6-month period commencing on the day the Shares are initially listed on the Exchange, the Sponsor has agreed to waive the entire Sponsor Fee on the first $1 billion of Bitwise Bitcoin Trust assets. The Bitwise Bitcoin Trust does not engage in any activities designed to derive a profit from changes in the price of bitcoin.

The Bitwise Bitcoin Trust values its bitcoin holdings based on the BRRNY, which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms (the "Constituent Platforms"). The BRRNY aggregates the trade flow of the Constituent Platforms during an observation window between 3:00 p.m. and 4:00 p.m. ET into the U.S. dollar price of one bitcoin at 4:00 p.m. ET.

Note: Since this is a new ETF, current NAV and asset values are not yet available as they would be for an established fund. The Bitwise Bitcoin Trust maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Grayscale Bitcoin Mini Trust (BTC) Description

BTC or "the Grayscale Bitcoin Mini Trust ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to reflect generally the performance of the price of bitcoin, before payment of the Grayscale Bitcoin Mini Trust ETF's expenses and liabilities. Grayscale Investments, LLC serves as the Grayscale Bitcoin Mini Trust ETF's sponsor. The investment objective of the Grayscale Bitcoin Mini Trust ETF is to seek investment results that generally correspond to the performance of bitcoin as measured by the CoinDesk Bitcoin Price Index (XBX). You can find the Grayscale Bitcoin Mini Trust ETF's prospectus and other information, including the most recent reports to shareholders, online at https://etfs.grayscale.com/btc.

The summary information below regarding the Grayscale Bitcoin Mini Trust ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Grayscale Bitcoin Mini Trust ETF and to other publicly available information to obtain an understanding of the Grayscale Bitcoin Mini Trust ETF's business and financial prospects. The following description of the Grayscale Bitcoin Mini Trust ETF's principal investment strategies was taken directly from the Grayscale Bitcoin Mini Trust ETF's prospectus ("BTC" refers to the Grayscale Bitcoin Mini Trust ETF; other defined terms have been modified).

BTC seeks to achieve its investment objective by holding bitcoin, with the value of the Grayscale Bitcoin Mini Trust ETF's bitcoin holdings intended to reflect the price performance of bitcoin. The Grayscale Bitcoin Mini Trust ETF is not actively managed and will not seek to sell bitcoin at times when its price is high or acquire bitcoin when its price is low. The Grayscale Bitcoin Mini Trust ETF does not use leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

The assets of the Grayscale Bitcoin Mini Trust ETF consist primarily of bitcoin held by a custodian on behalf of the Grayscale Bitcoin Mini Trust ETF. Coinbase Custody Trust Company, LLC serves as the custodian and keeps custody of all of the Grayscale Bitcoin Mini Trust ETF's bitcoin in segregated custody accounts, with a substantial portion held in "cold storage" — an offline safeguarding method where private keys are generated and stored using computers disconnected from the internet to enhance security against hacking.

The Grayscale Bitcoin Mini Trust ETF issues and redeems Shares only in blocks of 10,000 Shares ("Baskets"). The Grayscale Bitcoin Mini Trust ETF issues and redeems Baskets only to Authorized Participants, currently in exchange for cash through facilitated transactions with Liquidity Providers. Subject to regulatory approval, these transactions may also take place through in-kind exchanges of bitcoin in the future.

The Grayscale Bitcoin Mini Trust ETF pays a sponsor's fee that accrues daily at an annualized rate of 0.15% of the Grayscale Bitcoin Mini Trust ETF's NAV. The Grayscale Bitcoin Mini Trust ETF does not hold or trade futures or swaps and is not a commodity pool. Although the Grayscale Bitcoin Mini Trust ETF may fail to track the price of bitcoin precisely at any particular time, the Grayscale Bitcoin Mini Trust ETF generally will be substantially invested in bitcoin, which should result in a close correspondence between the performance of bitcoin and the performance of the Grayscale Bitcoin Mini Trust ETF.

The Grayscale Bitcoin Mini Trust ETF values its bitcoin holdings based on the CoinDesk Bitcoin Price Index (XBX), which is calculated based on the bitcoin trading activity on several major bitcoin trading platforms including Coinbase, Bitstamp,

Kraken, LMAX Digital and Crypto.com. The Index Price represents the U.S. dollar value of bitcoin at 4:00 p.m., New York time, each business day.

The Grayscale Bitcoin Mini Trust ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Fidelity Wise Origin Bitcoin Fund (FBTC) Description

FBTC or "the Fidelity Wise Origin Bitcoin Fund" for purposes of this section is an exchange-traded investment vehicle that seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. FD Funds Management LLC serves as the Fidelity Wise Origin Bitcoin Fund's sponsor. The investment objective of the Fidelity Wise Origin Bitcoin Fund is to seek investment results that correspond to the performance of bitcoin as measured by the Index. You can find the Fidelity Wise Origin Bitcoin Fund's prospectus and other information, including the most recent reports to shareholders, online at https://www.fidelity.com/etfs/crypto-funds-prospectus.

The summary information below regarding the Fidelity Wise Origin Bitcoin Fund comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Fidelity Wise Origin Bitcoin Fund and to other publicly available information to obtain an understanding of the Fidelity Wise Origin Bitcoin Fund's business and financial prospects. The following description of the Fidelity Wise Origin Bitcoin Fund's principal investment strategies was taken directly from the Fidelity Wise Origin Bitcoin Fund's prospectus ("FBTC" refers to the Fidelity Wise Origin Bitcoin Fund; other defined terms have been modified).

FBTC seeks to achieve its investment objective by holding bitcoin, with the value of the Fidelity Wise Origin Bitcoin Fund's bitcoin holdings intended to reflect the price performance of bitcoin as measured by the Index. The Fidelity Wise Origin Bitcoin Fund is passively managed and does not pursue active management investment strategies. The Fidelity Wise Origin Bitcoin Fund will not invest in derivatives.

All of the Fidelity Wise Origin Bitcoin Fund's bitcoin is held by Fidelity Digital Asset Services, LLC ("FDAS" or the "Custodian"), an affiliate of the Sponsor. The Custodian maintains custody of all of the Fidelity Wise Origin Bitcoin Fund's bitcoin. The Custodian holds a majority of bitcoin in cold storage and manages the allocation of bitcoin between cold and hot storage for the omnibus wallets. Within such omnibus hot and cold wallets, the Custodian keeps a substantial majority of assets in cold wallets (generally targeting greater than 98%), to promote security, while the balance of assets is kept in hot wallets to facilitate timely withdrawals.

The Fidelity Wise Origin Bitcoin Fund issues and redeems Shares in blocks of 25,000 Shares ("Baskets"). The Fidelity Wise Origin Bitcoin Fund issues and redeems Baskets only to Authorized Participants in exchange for cash. For a subscription for Shares, the subscription shall be in the amount of cash needed to purchase the amount of bitcoin represented by the Basket being created.

The Fidelity Wise Origin Bitcoin Fund pays the Sponsor an annual unified fee of 0.25% of the Fidelity Wise Origin Bitcoin Fund's Bitcoin Holdings. The Fidelity Wise Origin Bitcoin Fund is not a registered investment company under the Investment Company Act of 1940 and is not subject to regulation under the Act. The Sponsor is not an "Investment Adviser" and therefore the Sponsor's provision of services to the Fidelity Wise Origin Bitcoin Fund will not be governed by the Investment Advisers Act of 1940. The Fidelity Wise Origin Bitcoin Fund is not a commodity pool for purposes of the Commodity Exchange Act, and the Sponsor is not subject to regulation by the Commodity Futures Trading Commission as a commodity pool operator or commodity trading advisor.

The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and a volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments. The current bitcoin spot markets included in the Index calculation are Bitstamp, Coinbase, Gemini, itBit, Kraken, and LMAX Digital.

The Fidelity Wise Origin Bitcoin Fund maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks. Additionally, the Fidelity Wise Origin Bitcoin Fund's regulatory structure differs from traditional investment vehicles.

ARK 21Shares Bitcoin ETF (ARKB) Description

ARKB or "the ARK 21Shares Bitcoin ETF" for purposes of this section is an exchange-traded investment vehicle that seeks to track the performance of bitcoin, as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. 21Shares US LLC serves as the ARK 21Shares Bitcoin ETF's sponsor. You can find the ARK 21Shares Bitcoin ETF's prospectus and other information, including the most recent reports to shareholders, online at https://www.21shares.com/en-us/product/arkb. The summary information below regarding the ARK 21Shares Bitcoin ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the ARK 21Shares Bitcoin ETF and to other publicly available information to obtain an understanding of the ARK 21Shares Bitcoin ETF's business and financial prospects. The following description of the ARK 21Shares Bitcoin ETF's principal investment strategies was taken directly from the ARK 21Shares Bitcoin ETF's prospectus ("ARKB" refers to the ARK 21Shares Bitcoin ETF; other defined terms have been modified).

ARKB seeks to achieve its investment objective by holding bitcoin and will value its Shares daily based on the Index. The ARK 21Shares Bitcoin ETF is passively managed and does not pursue active management investment strategies. The ARK 21Shares Bitcoin ETF will not invest in derivatives or utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective.

All of the ARK 21Shares Bitcoin ETF's bitcoin is held by Coinbase Custody Trust Company, LLC ("Coinbase Custody" or the "Bitcoin Custodian"), which will keep custody of all of the ARK 21Shares Bitcoin ETF's bitcoin. The Bitcoin Custodian maintains custody of all of the ARK 21Shares Bitcoin ETF's bitcoin in segregated wallets that are therefore not commingled with corporate or other customer assets. The Bitcoin Custodian will keep a substantial portion of the private keys associated with the ARK 21Shares Bitcoin ETF's bitcoin in "cold storage" or similarly secure technology. Cold storage in the context of bitcoin means keeping the reserve of bitcoin offline, which is a widely-used security precaution, especially when dealing with large amount of bitcoin.

The ARK 21Shares Bitcoin ETF issues and redeems Shares in blocks of 5,000 Shares ("Baskets"). The ARK 21Shares Bitcoin ETF issues and redeems Baskets only to Authorized Participants in exchange for cash. This will cause the Sponsor, on behalf of the ARK 21Shares Bitcoin ETF, to automatically instruct a Bitcoin Counterparty to purchase the amount of bitcoin equivalent in value to the cash deposit amount associated with the order and deposit the resulting bitcoin deposit amount in the ARK 21Shares Bitcoin ETF's account with the Bitcoin Custodian.

The ARK 21Shares Bitcoin ETF pays the unitary Sponsor Fee of 0.21% of the ARK 21Shares Bitcoin ETF's bitcoin holdings. The ARK 21Shares Bitcoin ETF is not a registered investment company under the Investment Company Act of 1940 and is not subject to regulation under the Act.

The Index is designed based on the IOSCO Principals for Financial Benchmarks. The Index is calculated daily and aggregates the notional value of bitcoin trading activity across major bitcoin spot exchanges. The Index currently uses six constituent exchanges: Coinbase, Bitstamp, Gemini, itBit, Kraken, and LMAX Digital.

The ARK 21Shares Bitcoin ETF maintains substantial exposure to digital assets through its bitcoin holdings, and investors should be aware of the unique risks associated with digital asset investments, including but not limited to technological, regulatory, and market volatility risks.

Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the bitcoin network, the infrastructure of which is collectively maintained by its user base. The bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the Bitcoin Blockchain. Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on bitcoin platforms that enable trading in bitcoin or in individual end-user-to-end-user transactions under a barter system.

The bitcoin network is commonly understood to be decentralized and does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of bitcoin. Rather, bitcoin is created and allocated by the bitcoin network protocol through a "mining" process. The value of bitcoin is determined by the supply of and demand for bitcoin-on-bitcoin platforms or in private end-user-to-end-user transactions.

New bitcoin are created and rewarded to the miners of a block in the Bitcoin Blockchain for verifying transactions. The Bitcoin Blockchain is a shared database that includes all blocks that have been solved by miners and it is updated to include new blocks as they are solved. Each bitcoin transaction is broadcast to the bitcoin network and, when included in a block, recorded in the Bitcoin Blockchain. As each new block records outstanding bitcoin transactions, and outstanding transactions are settled and validated through such recording, the Bitcoin Blockchain represents a complete, transparent and unbroken history of all transactions of the bitcoin network.

The bitcoin network was initially contemplated in a white paper that also described bitcoin and the operating software to govern the bitcoin network. The white paper was purportedly authored by Satoshi Nakamoto. However, no individual with that name has been reliably identified as bitcoin's creator, and the general consensus is that the name is a pseudonym for the actual inventor or inventors. The first bitcoins were created in 2009 after Nakamoto released the bitcoin network source code (the software and protocol that created and launched the Bitcoin network). The bitcoin network has been under active development since that time by a loose group of software developers who have come to be known as core developers.

The bitcoin network is kept running by computers all over the world. In order to incentivize those who incur the computational costs of securing the network by validating transactions (e.g., "miners"), there is a reward that is given to the computer that was able to create the latest block on the chain. Every 10 minutes, on average, a new block is added to the Bitcoin Blockchain with the latest transactions processed by the network, and the computer that generated this block is currently awarded 3.125 bitcoin. Over time, rewards are expected to be proportionate to the computational power of each machine. New bitcoins are only created through the mining process. This deliberately controlled rate of bitcoin creation means that the number of bitcoin in existence will increase at a controlled rate until the number of bitcoin in existence reaches the pre-determined 21 million bitcoin. As of December 31, 2023, approximately 19.6 million bitcoins were outstanding and the date when the 21 million bitcoin limitation will be reached is estimated to be the year 2140. However, the 21 million supply limit could be changed in a hard fork, meaning a protocol change that creates a new set of rules for the computers that make up the blockchain network.

Each bitcoin network address, or wallet, is associated with a unique "public key" and "private key" pair. To receive bitcoin, the bitcoin recipient must provide its public key to the party initiating the transfer. This activity is analogous to a recipient for a transaction in U.S. dollars providing a routing address in wire instructions to the payor so that cash may be wired to the recipient's account. The payor approves the transfer to the address provided by the recipient by "signing" a transaction that consists of the recipient's public key with the private key of the address from where the payor is transferring the bitcoin. The recipient, however, does not make public or provide to the sender its related private key. Since every computation on the bitcoin network requires the payment of bitcoin, including verification and memorialization of bitcoin transfers, there is a transaction fee involved with the transfer, which is based on computation complexity and not on the value of the transfer and is paid by the payor with a fractional number of bitcoin.

Neither the recipient nor the sender reveals their private keys in a transaction because the private key authorizes transfer of the funds in that address to other users. Therefore, if a user loses his private key, the user may permanently lose access to the bitcoin contained in the associated address. Likewise, bitcoin is irretrievably lost if the private key associated with them is deleted and no backup has been made. When sending bitcoin, a user's bitcoin network software program must validate the transaction with the associated private key. The resulting digitally validated transaction is sent by the user's bitcoin network software program to the Bitcoin network to allow transaction confirmation.

Upon the addition of a block included in the Bitcoin Blockchain, the bitcoin network software program of both the spending party and the receiving party will show confirmation of the transaction on the Bitcoin Blockchain and reflect an adjustment to the bitcoin balance in each party's bitcoin network public key, completing the bitcoin transaction. Once a transaction is confirmed on the Bitcoin Blockchain, it is irreversible.

Some bitcoin transactions are conducted "off-blockchain" and are therefore not recorded in the Bitcoin Blockchain. Some "off-blockchain transactions" involve the transfer of control over, or ownership of, a specific digital wallet holding bitcoin or the reallocation of ownership of certain bitcoin in a digital wallet containing assets owned by multiple persons, such as a digital wallet maintained by a digital assets platform. In contrast to on-blockchain transactions, which are publicly recorded on the Bitcoin Blockchain, information and data regarding off-blockchain transactions are generally not publicly available.

Therefore, off-blockchain transactions are not truly bitcoin transactions in that they do not involve the transfer of transaction data on the bitcoin network and do not reflect a movement of bitcoin between addresses recorded in the Bitcoin Blockchain. For these reasons, off-blockchain transactions are subject to risks as any such transfer of bitcoin ownership is not protected by the protocol behind the bitcoin network or recorded in, and validated through, the blockchain mechanism.

The Bitcoin Blockchain has a number of impediments that would need to be addressed in order for it to be adopted as a more mainstream payment system, including:

•  Scalability: Blockchain networks can be slow and inefficient due to the high computational requirements needed to validate transactions. As the number of users, transactions, and applications increases, the ability of blockchain networks to process and validate them in a timely way becomes strained. This makes blockchain networks difficult to use in applications that require fast transaction processing speeds.

•  Transaction fees: Bitcoin's network requires fees to process transactions, which can fluctuate dramatically based on network congestion and the data size of a transaction. During periods of high demand, these fees can increase greatly, making small, everyday transactions, like buying a coffee, impractical. This volatility in transaction costs significantly undermines Bitcoin's utility as a medium for daily financial activities.

•  Volatility of bitcoin: The price of bitcoin is primarily determined by supply and demand in the cryptocurrency markets. As a relatively new and speculative asset, its price can fluctuate wildly based on investor sentiment, news, and market trends. It also has a fixed maximum supply of 21 million coins, which scarcity can lead to price volatility as demand fluctuates against a capped supply. Further, unlike traditional currencies backed by governments or commodities with industrial uses, bitcoin's value is largely based on belief in its future potential, making it susceptible to rapid changes in public perception.

•  Interoperability: There are currently many different blockchain platforms — each with its own protocols and standards — and they often do not work well together. This lack of interoperability can lead to inefficiencies, as individuals and companies may need to navigate multiple platforms and use a number of tokens or cryptocurrencies to interact with different networks. This fragmentation can also hinder collaboration, stifle innovation, and prevent the seamless exchange of data and value between different blockchain ecosystems.

Further development of the Bitcoin Blockchain is increasingly dependent on the development of second-layer protocols due to inherent scalability limitations in its base layer. Bitcoin's primary blockchain prioritizes security and decentralization, which comes at the cost of limited transaction throughput and higher fees during periods of high demand. Second-layer protocols, such as the Lightning Network, aim to address these limitations by enabling faster and cheaper transactions off-chain while still leveraging bitcoin's security model. These protocols allow for micropayments, increased privacy, and improved scalability without compromising the core principles of the bitcoin network. As adoption grows, second-layer solutions become crucial for bitcoin to function as a viable medium of exchange for everyday transactions, in addition to its role as a store of value.

The bitcoin network was first launched in 2009 and bitcoins were the first cryptographic digital assets created to gain global adoption and critical mass. Although the bitcoin network is the most established digital asset network, the bitcoin network and other cryptographic and algorithmic protocols governing the issuance of digital assets represent a new and rapidly evolving industry that is subject to a variety of factors that are difficult to evaluate. Moreover, because digital assets, including bitcoin, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict as of the date of this prospectus. Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs' shares depends on the acceptance of bitcoin. The realization of one or more of the following risks could materially adversely affect the value of the Underlying ETPs' shares.

Digital assets, including bitcoin, are controllable only by the possessor of both the unique public key and private key or keys relating to the bitcoin network address, or "wallet", at which the digital assets are held. Private keys must be safeguarded and kept private in order to prevent a third-party from accessing the digital asset held in such wallet. The loss, theft, compromise or destruction of a private key required to access a digital asset may be irreversible. If a private key is lost, stolen, destroyed or otherwise compromised and no backup of the private key is accessible, the owner would be unable to access the digital asset corresponding to that private key and the private key will not be capable of being restored by the digital asset network resulting in the total loss of the value of the digital asset linked to the private key.

Over the past decade, bitcoin mining operations have evolved from individual users mining with computer processors, graphics processing units and first-generation application specific integrated circuit machines to "professionalized" mining operations using proprietary hardware or sophisticated machines. If the profit margins of bitcoin mining operations are not sufficiently high, including due to an increase in electricity costs or a decline in the market price of bitcoin, or if bitcoin mining operations are unable to arrange alternative sources of financing (e.g., if lenders refuse to make loans to such miners), bitcoin miners are more likely to immediately sell more bitcoins than they otherwise would, resulting in an increase in liquid supply of bitcoin, which would generally tend to reduce bitcoin's market price.

More than 10,000 other digital assets have been developed since the inception of bitcoin. However, bitcoin is currently the most developed digital asset because of the length of time it has been in existence, the investment in the infrastructure that supports it, and the network of individuals and entities that are using bitcoin in transactions. Some industry groups are also creating private, permissioned blockchain versions of digital assets.

Cash Equivalents and Short-Term Investments

The Fund may invest in securities with maturities of less than one (1) year or cash equivalents, or it may hold cash. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which such Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short-term investments, see the SAI.

Subsequent Outcome Periods

The Fund will alert existing shareholders to the new Cap at the beginning of each new Outcome Period in the following manner:

1.  Approximately one week prior to the end of the current Outcome Period, the Fund will make a sticker filing with the SEC that will alert existing shareholders that the Outcome Period is approaching its conclusion and disclose the anticipated Cap range for the next Outcome Period. This filing will be mailed to existing shareholders.

2.  Following the close of business on the last day of the Outcome Period, the Fund will make a sticker filing with the SEC that discloses the Fund's Cap for the next Outcome Period. This filing will be mailed to existing shareholders.

3.  On the first day of the new Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the Caps/dates associated with the previous Outcome Period with the Caps/dates associated with the new Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.

The information referenced above will also be available on the Fund's website at www.calamos.com.

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The Fund had not commenced operations as of the date of this prospectus. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at: www.calamos.com. Past performance (before and after taxes) is not an indication of future performance. The broad-based securities market index shall be the Bloomberg US Aggregate Bond Index.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Calamos Bitcoin Structured Alt Protection ETF - July | Risk Not Insured [Member]
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Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Bitcoin Structured Alt Protection ETF - July | Risk Nondiversified Status [Member]
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•  Non-Diversification Risk — The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code").

Calamos Bitcoin Structured Alt Protection ETF - July | Risk Lose Money [Member]
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Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Bitcoin Structured Alt Protection ETF - July | Authorized Participant Concentration Risk [Member]
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•  Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Calamos Bitcoin Structured Alt Protection ETF - July | Underlying ETP Risk [Member]
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•  Underlying ETP Risk — The Fund may invest in OTC Options and, if and when available, FLEX Options and/or Listed Options that reference an Underlying ETPs, which subjects the Fund to certain of the risks of owning shares of one or more Underlying ETPs as well as the types of instruments in which the Underlying ETPs invest. The value of an Underlying ETP will fluctuate over time based on fluctuations in the values of the securities held by the Underlying ETP, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those securities. In addition, Underlying ETPs are subject to absence of an active market risk, premium/discount risk, tracking error risk and trading issues risk. Brokerage, tax and other expenses may negatively impact the performance of the Underlying ETPs and, in turn, the value of the Fund's shares. It is possible that the performance of each Underlying ETP will not be positively correlated to the performance of Spot bitcoin. An Underlying ETP that tracks an index may not exactly track the performance of the Index due to cash drag, differences between the portfolio of the Underlying ETP and the components of the Index, expenses and other factors.

Calamos Bitcoin Structured Alt Protection ETF - July | Cap Change Risk [Member]
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•  Cap Change Risk — A new Cap is established at the beginning of each Outcome Period and is dependent on prevailing market conditions at the time the Cap is established. As such, the Cap may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Investors should monitor the changes in the Cap for each Outcome Period, information for which will be made available pursuant to the procedure outlined in the Fund's prospectus.

Calamos Bitcoin Structured Alt Protection ETF - July | Capital Protection Risk [Member]
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•  Capital Protection Risk — There can be no guarantee that the Fund will be successful in its strategy to provide protection against 100% of the negative price return (before total fund operating fees and expenses) of Spot bitcoin over the Outcome Period. The Fund's strategy seeks to deliver returns that track those of Spot bitcoin (up to the Cap), while limiting downside losses, if Fund Shares are held at the time at which the Fund enters into OTC Options or, if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents and held until those instruments expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these instruments were entered into or sells Fund Shares prior to the expiration (or maturity) of these investments, the Capital Protection that the Fund seeks to provide may not be available. If the Outcome Period has begun and the price of Spot bitcoin has increased in value, the Capital Protection will not protect any decreases in the price of Spot bitcoin and therefore an investor may experience losses from this appreciated value until the Fund reaches its original NAV from the commencement of the Outcome Period. Similarly, if an investor purchases Fund Shares after the commencement of the Outcome Period and the price of Spot bitcoin has increased in value, an investor purchasing Fund Shares at that point will not benefit from the Capital Protection until the price of Spot bitcoin decreases to its original value at the commencement of the Outcome Period. Accordingly, such investor will not receive the protection that the Fund seeks to provide until the Fund experiences losses that return it to its value at the commencement of the Outcome Period. If the OTC Options, and if and when available, FLEX Options and/or Listed Options and U.S. Treasury securities, if applicable, and cash and cash equivalents (and therefore the Capital Protection) do not perform as expected, an investor may experience significant losses on its investment, including the loss of its entire investment. As noted above, each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

Calamos Bitcoin Structured Alt Protection ETF - July | Capped Upside Risk [Member]
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•  Capped Upside Risk — The Fund's strategy seeks to provide returns that are subject to the Cap. In the event that the price of Spot bitcoin increases to an amount in excess of the Cap for the Outcome Period, the Fund will not participate in, and will underperform the price of Spot bitcoin to the extent of, those gains beyond the Cap. The Fund's strategy seeks to deliver returns that track those of Spot bitcoin by investing in OTC Options, and if and when available, FLEX Options and/or Listed Options referencing one or more of the Underlying ETPs and/or Bitcoin Index (up to the Cap), while protecting against the entirety of downside losses of the price of Spot bitcoin if Fund Shares are held at the time at which the Fund enters into OTC Options and, if and when available, FLEX Options and/or Listed Options and held until they expire at the end of the Outcome Period. In the event an investor purchases Fund Shares after these investments were entered into, there may be little or no ability for that investor to experience an investment gain on their Fund Shares (and such investor may be subjected to potential losses between that Fund Share price and the Fund's NAV at the commencement of the Outcome Period). Further, because the OTC Options and, if and when available FLEX Options and/or Listed Options are designed to produce returns that track the price return of Spot bitcoin (subject to the Cap) on the last day of the Outcome Period, if an investor sells Fund Shares prior to the expiration date of these investments, such investor may sell at a point where the Fund's performance does not track the performance of Spot bitcoin over the Outcome Period, and therefore may sell at a point where the Fund has underperformed the price of Spot bitcoin. As noted above, each type of option or a combination of each such options are expected to be used by the Fund if and when they do become available.

Calamos Bitcoin Structured Alt Protection ETF - July | Cash Holdings Risk [Member]
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•  Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund's performance and ability to achieve its investment objective.

Calamos Bitcoin Structured Alt Protection ETF - July | Concentration Risk [Member]
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•  Concentration Risk — Underlying ETPs — The Underlying ETPs hold only bitcoin and cash. As a result, the Underlying ETPs' holdings are not diversified. Accordingly, the Underlying ETPs' net asset value may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the shares of the Underlying ETPs.

  The Underlying ETPs are a passive investment vehicle that do not seek to generate returns beyond tracking the price of bitcoin. The Sponsors (the managers or organizations in charge of creating and administering a given ETP) do not actively manage the bitcoin held by the Underlying ETPs. This means the Sponsors do not speculatively sell bitcoin at times when its price is high or speculatively acquire bitcoin at low prices in the expectation of future price increases. It also means the Underlying ETPs will not utilize leverage, derivatives or any similar arrangements in seeking to meet its investment objective. Any losses sustained by the Underlying ETPs will adversely affect the value of its shares.

Calamos Bitcoin Structured Alt Protection ETF - July | Clearing Member Default Risk [Member]
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•  Clearing Member Default Risk — Transactions in certain options such as FLEX Options and Listed Options are required to be centrally cleared ("cleared options"). In a transaction involving cleared options, the Fund's counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house ("clearing members") can participate directly in the clearing house, the Fund will hold cleared options through accounts at clearing members. In cleared options positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Margin requirements are set by the OCC and the Fund's clearing member and generally may be increased at any time. Margin requirements could increase significantly during periods of volatility or market disruptions, and the Fund may be forced to sell assets at a disadvantageous time or price to meet such margin calls, which could negatively impact the Fund's performance. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member's individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund's clearing member. In addition, although clearing members guarantee performance of their clients' obligations to the clearing house, there is a risk that the assets of the

Fund might not be fully protected in the event of the clearing member's bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund's behalf, which heightens the risks associated with a clearing member's default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund's ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund's behalf, the Fund may be unable to effectively implement its investment strategy

Calamos Bitcoin Structured Alt Protection ETF - July | Correlation Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Correlation Risk — Prior to the expiration date of any options held by the Fund, the value of the options will be determined based upon market quotations or using other recognized pricing methods, consistent with the Fund's valuation policy. Because a component of the options' value will be affected by, among other things, changes in the share prices of the Underlying ETPs and/or Bitcoin Index, changes in interest rates, changes in the actual and implied volatility of the of the Underlying ETPs and/or Bitcoin Index and bitcoin and the remaining time until the options expire, the value of the Fund's options positions is not anticipated to increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index, and it is possible they may move in different directions, and as a result, the Fund's NAV may not increase or decrease at the same rate as the share price of the Underlying ETPs and/or Bitcoin Index. If the assets held by the Fund do not perform as expected, the Fund may experience losses which may be significant. The Fund's strategy is designed to produce the outcomes upon the expiration of the options on or before the last business day of the Outcome Period, and it should not be expected that the outcomes will be provided at any point other than the end of the Outcome Period. While the performance of the Underlying ETPs and/or Bitcoin Index is expected to be positively correlated to the performance of Spot bitcoin, it is possible that the performance of the Underlying ETPs and/or Bitcoin Index will not be so correlated, which could cause the Fund to suffer losses.

Calamos Bitcoin Structured Alt Protection ETF - July | Costs of Buying and Selling Fund Shares [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Calamos Bitcoin Structured Alt Protection ETF - July | Counterparty Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Counterparty Risk — The use of OTC Options involves the risk that a loss may be sustained as a result of the failure of the Counterparty to make required payments or otherwise comply with the contract's terms. For example, in an option contract, this involves the risk to the option buyer that the writer will not buy or sell the underlying asset as agreed. In general, counterparty risk can be reduced by having an organization with extremely good credit act as an intermediary between the two parties. As OTC Options are not centrally cleared, no such organization exists in connection with these options. This risk may be heightened to the extent the Fund transacts with a counterparty that is not registered with any federal or state financial regulator.

Calamos Bitcoin Structured Alt Protection ETF - July | Derivatives Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Derivatives Risk — Derivatives are instruments, such as options, futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos Bitcoin Structured Alt Protection ETF - July | Digital Assets Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Digital Assets Risk — Risk factors related to digital assets include:

-  The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index and the Underlying ETPs and/or Bitcoin Index could lose all or substantially all of their value.

-  The value of the Underlying ETPs and/or Bitcoin Index are subject to a number of factors relating to the fundamental investment characteristics of bitcoin as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies such as the Bitcoin Blockchain.

-  Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depend on the acceptance of bitcoin.

-  Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges.

Risk factors related to digital asset markets include:

-  The value of the Underlying ETPs and/or Bitcoin Index relate to the value of bitcoins, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

-  The BRRNY and similar pricing sources have a limited performance history, their rates price could fail to track the global bitcoin price, and a failure of the price could adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

-  While the Fund's investment objective is to track the positive price return of the BRRNY in the manner described previously, the BRRNY is only one source of spot bitcoin pricing and it may not track to a generally accepted bitcoin price.

-  The indexes prices used to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Shares.

The value of the Underlying ETPs and/or Bitcoin Index relates directly to the value of bitcoin, the value of which may be highly volatile and subject to fluctuations due to a number of factors that could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. Those factors include:

-  an increase in the global bitcoin supply or a decrease in global bitcoin demand;

-  market conditions of, and overall sentiment towards, the digital assets and blockchain technology industry;

-  the adoption of bitcoin as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the bitcoin network, and its ability to meet user demands;

-  manipulative trading activity on digital asset trading platforms, which, in many cases, are largely unregulated;

-  forks in the bitcoin network (a fork can introduce new security and operability risks to the original and the new networks, and may adversely impact confidence in the digital assets, and consequentially, their value);

-  investors' expectations with respect to interest rates, the rates of inflation of fiat currencies or bitcoin, and digital asset exchange rates;

-  consumer preferences and perceptions of bitcoin specifically and digital assets generally;

-  negative events, publicity, and social media coverage relating to the digital assets and blockchain technology industry;

-  fiat currency withdrawal and deposit policies on digital asset trading platforms;

-  the liquidity of digital asset markets and any increase or decrease in trading volume or market making on digital asset markets;

-  business failures, bankruptcies, hacking, fraud, crime, government investigations, or other negative developments affecting digital asset businesses, including digital asset trading platforms, or banks or other financial institutions and service providers which provide services to the digital assets industry; the use of leverage in digital asset markets, including the unwinding of positions, "margin calls", collateral liquidations and similar events;

-  investment and trading activities of large or active consumer and institutional users, speculators, miners, and investors in bitcoin;

-  an active derivatives market for bitcoin or for digital assets generally;

-  monetary policies of governments, legislation or regulation, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of bitcoin as a form of payment or the purchase of bitcoin on the digital asset markets;

-  global or regional political, economic or financial conditions, events and situations, or major public issues;

-  fees associated with processing a bitcoin transaction and the speed at which bitcoin transactions are settled;

-  the maintenance, troubleshooting, and development of the bitcoin network including by miners and developers worldwide;

-  the ability for the bitcoin network to attract and retain miners to secure and confirm transactions accurately and efficiently;

-  ongoing technological viability and security of the bitcoin network and bitcoin transactions, including vulnerabilities against hacks and scalability;

-  financial strength of market participants;

-  the availability and cost of funding and capital;

-  the liquidity and credit risk of digital asset trading platforms;

-  interruptions in service from or closures or failures of major digital asset trading platforms or their banking partners, or outages or system failures affecting the bitcoin network;

-  decreased confidence in digital assets and digital assets trading platforms;

-  poor risk management or fraud by entities in the digital assets ecosystem;

-  increased competition from other forms of digital assets or payment services; and

-  the acquisitions or dispositions of bitcoin by one or more of the Underlying ETPs, since there is no limit on the number of bitcoin that the Underlying ETPs may acquire.

The trading prices of many digital assets, including bitcoin, have experienced extreme volatility and may continue to do so. Extreme volatility in the future, including declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Underlying ETPs and/or Bitcoin Index. The digital asset markets may still be experiencing a bubble or may experience a bubble again in the future. The value of a bitcoin is subject to momentum pricing due to speculation regarding future appreciation in value rather than robust fundamental analysis, leading to greater volatility.

Digital assets represent a new and rapidly evolving industry, and the value of the Underlying ETPs and/or Bitcoin Index depends on the market acceptance of bitcoin. Digital asset networks, including the Bitcoin peer-to-peer network and associated blockchain ledger (the "Bitcoin Blockchain" and together the "bitcoin network"), and the software used to operate them are in the early stages of development. Given the recentness of the development of digital asset networks, digital assets may not function as intended and parties may be unwilling to use digital assets, which would dampen the growth, if any, of digital asset networks. Because bitcoin is a digital asset, the value of each of the Underlying ETPs' shares is subject to a number of factors relating to the fundamental investment characteristics of digital assets, including the fact that digital assets are bearer instruments and loss, theft, compromise, or destruction of the associated private keys could result in permanent loss of the asset. In addition, the Bitcoin Blockchain has experienced in the past, and may experience in the future, several quirks and unique events, including the first block of bitcoin being untradeable; a 2013 change in how transactions were processed leading to a temporary split in the blockchain; the blockchain experiencing small reorganizations due to network propagation issues or miner behavior; and the block subsidy halving in 2020 taking longer than expected due to slower block times.

Digital asset networks are dependent upon the internet. A disruption of the internet or a digital asset network, such as the bitcoin network, would affect the ability to transfer digital assets, including bitcoin, and, consequently, their value.

To the extent that any miners cease to record transactions that do not include the payment of a transaction fee in solved blocks or do not record a transaction because the transaction fee is too low, such transactions will not be recorded on the Bitcoin Blockchain until a block is mined by a miner who does not require the payment of transaction fees or is willing to accept a lower fee. Any widespread delays in the recording of transactions could result in a loss of confidence in a digital asset network.

If the digital asset award for mining blocks and transaction fees for recording transactions on the bitcoin network are not sufficiently high to incentivize miners, or if certain jurisdictions continue to limit mining activities, miners may cease expanding processing power to mine blocks, could demand high transaction fees or confirmations of transactions on the Bitcoin Blockchain could be slowed, each of which could negatively impact the value of bitcoin and the value of the Underlying ETPs and/or Bitcoin Index.

Digital asset mining operations can consume significant amounts of electricity, which may have a negative environmental impact and give rise to public opinion against allowing, or government regulations restricting, the use of electricity for mining operations. Additionally, miners may be forced to cease operations during an electricity shortage or power outage, or if electricity prices increase where the mining activities are performed.

The open-source structure of many digital asset network protocols, such as the protocol for the bitcoin network, means that developers and other contributors are generally not directly compensated for their contributions in maintaining and developing such protocols. A loose community referred to as the "core developers" and other contributors to the bitcoin network are generally not directly compensated for their contributions in maintaining and developing the bitcoin network protocol. A failure to properly monitor and upgrade the bitcoin network protocol could damage the bitcoin network and the value of the Underlying ETPs and/or Bitcoin Index. Bitcoin is rewarded solely for mining activity and is not sold to raise capital for the Bitcoin network, and the bitcoin network protocol itself is made available for free rather than sold or made available subject to licensing or subscription fees and its use does not generate revenues for its development team. Consequently, there is a lack of financial incentive for developers to maintain or develop the bitcoin network and the core developers may lack the resources to adequately address emerging issues with the bitcoin network protocol. Although the bitcoin network is currently supported by the core developers, there can be no guarantee that such support will continue or be sufficient in the future. For example, the bitcoin network is maintained and developed largely on a GitHub resource section dedicated to bitcoin development, and there have been recent reports that the number of core developers who have the authority to make amendments to the bitcoin network's source code in the GitHub repository is relatively small, although there are believed to be a larger number of developers who contribute to the overall development of the source code of the bitcoin network. Alternatively, some developers may be funded by entities whose interests are at odds with other participants in the bitcoin network. In addition, a bad actor could also attempt to interfere with the operation of the bitcoin network by attempting to exercise a malign influence over a core developer. To the extent that material issues arise with the bitcoin network protocol and the core developers and open-source contributors are unable to address the issues adequately or in a timely manner, the bitcoin network and therefore the value of the Underlying ETPs and/or Bitcoin Index may be adversely affected.

The core developers can propose amendments to the bitcoin network's source code that, if accepted by miners and users, could alter the protocols and software of the bitcoin network and the properties of bitcoin. These alterations would occur through software upgrades, and could potentially include changes to the irreversibility of transactions and limitations on the mining of new bitcoin, which could undermine the appeal and market value of bitcoin. Alternatively, software upgrades and other changes to the protocols of the bitcoin network could fail to work as intended or could introduce bugs, security risks, or otherwise adversely affect, the speed, security, usability, or value of the bitcoin network or bitcoins. As a result, the bitcoin network could be subject to changes to its protocols and software in the future that may adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The acceptance of software patches or upgrades by a significant, but not overwhelming, percentage of the users and miners in a digital asset network, such as the bitcoin network, could result in a "fork" in such network's blockchain, including the Bitcoin Blockchain, resulting in the operation of multiple separate networks. Even where amendments are approved by all or substantially all of the users and miners of bitcoin network, those amendments to the protocols and software could adversely affect the value of the Underlying ETPs and/or Bitcoin Index. The Bitcoin Blockchain has experienced forks previously.

The governance of decentralized networks, such as the bitcoin network, is by voluntary consensus and open competition. As a result, there may be a lack of consensus or clarity on the governance of any particular decentralized digital asset network, which may stymie such network's utility and ability to grow and face challenges. As a result, there may be a lack of consensus or clarity on the governance of the bitcoin network, which may stymie the bitcoin network's utility and ability to grow and face challenges. In particular, it may be difficult to find solutions or martial sufficient effort to overcome any future problems on the bitcoin network, especially long-term problems. Further, changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network's ability to grow and respond to challenges. The foregoing notwithstanding, the protocols for some decentralized networks, such as the bitcoin network, are informally managed by a group of core developers that propose amendments to the relevant network's source code. Core developers' roles evolve over time, largely based on self-determined participation. As a result of the foregoing, it may be difficult to find solutions or marshal sufficient effort to overcome any future problems, especially long-term problems, on digital asset networks. If a significant majority of users and miners adopt amendments to a decentralized network based on the proposals of such core developers, such network will be subject to new protocols that may adversely affect the value of the relevant digital asset.

The Underlying ETPs are not actively managed and will not have any formal strategy relating to the development of the bitcoin network.

Moreover, in the past, flaws in the source code for digital assets have been exposed and exploited, including flaws that disabled some functionality for users, exposed users' personal information and/or resulted in the theft of users' digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the bitcoin network or take the Underlying ETPs' bitcoin, which would adversely affect the value of the Underlying ETPs shares. Moreover, functionality of the bitcoin network may be negatively affected such that it is no longer attractive to users, thereby dampening demand for bitcoin. Even if another digital asset other than bitcoin were affected by similar circumstances, any reduction in confidence in the source code or cryptography underlying digital assets generally could negatively affect the demand for digital assets and therefore adversely affect the value of the Underlying ETPs and/or Bitcoin Index.

All networked systems are vulnerable to various kinds of attacks. As with any computer network, the bitcoin network contains certain flaws. For example, the bitcoin network is currently vulnerable to a "51% attack" where, if a miner or mining pool were to gain control of more than 50% of the hash rate for a bitcoin network, it would be able to prevent new transactions from being confirmed, and reverse new transactions that are completed while they are in control of the network, effectively enabling them to double-spend their bitcoins. In addition, many digital asset networks have been subjected to a number of denial-of-service attacks, which has led to temporary delays in block creation and in the transfer of bitcoin. Any similar attacks on the bitcoin network that impact the ability to transfer bitcoin could have a material adverse effect on the price of bitcoin and the value of the Fund Shares.

Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoin by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions, process wire transfers to or from digital asset trading platforms, bitcoin-related companies or service providers or maintain accounts for persons or entities transacting in bitcoin. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future. Volatility in the price of digital assets may dampen liquidity in the market and damage the public perception of digital assets generally or any one digital asset in particular, such as bitcoin, and their or its utility as a payment system, which could decrease the price of digital assets generally or individually. Further, the lack of availability of banking services could prevent the Underlying ETPs from being able to complete creations and redemptions of Baskets, the timely liquidation of bitcoin and withdrawal of assets from the custodians on behalf of the respective Underlying ETPs, even if the Underlying ETPs' sponsors determined that such liquidation was appropriate or suitable, or otherwise disrupt the Underlying ETPs' operations.

Certain privacy-preserving features have been or are expected to be introduced to digital asset networks, such as the bitcoin network, and platforms or businesses that facilitate transactions in bitcoin may be at an increased risk of criminal or civil lawsuits, or of having banking services cut off, if there is a concern that these features interfere with the performance of anti-money laundering duties and economic sanctions checks or facilitate illicit financing or crime.

Users, developers and miners may otherwise switch to or adopt certain digital assets at the expense of their engagement with other digital asset networks, which may negatively impact those networks, including the bitcoin network. Competition from the emergence or growth of other digital assets or methods of investing in bitcoin could have a negative impact on the price of bitcoin and adversely affect the value of the Fund Shares.

Many digital asset networks, including the bitcoin network, face significant scaling challenges due to the fact that public blockchains generally face a tradeoff between security and scalability. One means through which public blockchains achieve security is decentralization, meaning that no intermediary is responsible for securing and maintaining these systems. For example, a greater degree of decentralization generally means a given digital asset network is less susceptible to manipulation or capture. A digital asset network may be limited in the number of transactions it can process by the capabilities of each single fully participating node. Attempts to increase the volume of transactions may not be effective, and such upgrades may fail, resulting in potentially irreparable damage to the bitcoin network and to the value of bitcoin.

If corresponding increases in network throughput lag behind growth in the use of digital asset networks, average fees and settlement times may increase considerably. For example, the bitcoin network has been, at times, at capacity, which has led to increased transaction fees. Since January 1, 2019, bitcoin transaction fees have increased from $0.18 per-bitcoin transaction, on average, to a high of $60.95 per transaction, on average, on April 20, 2021. As of December 31, 2023, bitcoin transaction fees were $4.45 per transaction, on average, over a one-year trailing basis. Increased fees and decreased settlement speeds could preclude certain uses for bitcoin (e.g., micropayments), and could reduce demand for, and the price of, bitcoin, which could adversely impact the value of the Underlying ETPs and/or Bitcoin Index. In May 2023, events related to the adoption of ordinals, which are a means of inscribing digital content on the Bitcoin Blockchain, caused transaction fees to temporarily spike above $30 per transaction.

There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of the bitcoin network transactions will be effective, or how long these mechanisms will take to become effective, which could cause the bitcoin network to not adequately resolve scaling challenges and adversely impact the adoption of bitcoin as a medium of exchange and the value of the Underlying ETPs and/or Bitcoin Index.

Digital assets may have concentrated ownership — large holders referred to as "whales" — and large sales or distributions by holders of such digital assets could have an adverse effect on the market price of such digital assets. Given the large amount of bitcoin they hold, these holders have the ability to manipulate the price of bitcoin.

The largest bitcoin wallets are believed to hold, in aggregate, a significant percentage of the bitcoins in circulation. Moreover, it is possible that other persons or entities control multiple wallets that collectively hold a significant number of bitcoins, even if they individually only hold a small amount, and it is possible that some of these wallets are controlled by the same person or entity. As a result of this concentration of ownership, large sales or distributions by such holders could have an adverse effect on the market price of bitcoin.

The indexes utilized by the Underlying ETPs have a limited performance history, the index price could fail to track the global bitcoin price, and a failure of the index price could adversely affect the value of the Underlying ETP's shares.

The index prices used by the respective Underlying ETPs to calculate the value of the Underlying ETPs' bitcoin may be volatile, adversely affecting the value of the Underlying ETPs' shares. Because the Underlying ETPs hold only bitcoin and cash, an investment in the Underlying ETPs may be more volatile than an investment in a more broadly diversified portfolio. Accordingly, the Underlying ETPs' net asset values may be more volatile than another investment vehicle with a more broadly diversified portfolio and may fluctuate substantially over short or long periods of time. Fluctuations in the price of bitcoin are expected to have a direct impact on the value of the Underlying ETPs' shares.

Digital asset trading platforms are relatively new and, in some cases, unlicensed, unregulated, operate without extensive supervision by governmental authorities. Many operate outside the United States and may be subject to significantly less stringent regulatory and compliance requirements in their local jurisdictions, may take the position that they are not subject to laws and regulations that would apply to a national securities exchange or designated contract market in the United States, or may, as a practical matter, be beyond the ambit of U.S. regulators. As a result, trading activity on or reported by these digital asset trading platforms is generally significantly less regulated than trading in regulated U.S. securities and commodities markets, and may reflect behavior that would be prohibited in regulated U.S. trading venues.

Furthermore, while many prominent digital asset trading platforms provide the public with significant information regarding their ownership structure, management teams, corporate practices, cybersecurity and regulatory compliance, many digital asset trading platforms do not provide this information. Digital asset trading platforms may not be subject to, or may not be operating in compliance with, regulation in a similar manner as other regulated trading platforms, such as national securities exchanges or designated contract markets. As a result, the marketplace may lose confidence in digital asset trading platforms, including prominent platforms that handle a significant volume of bitcoin trading. Digital asset trading platforms are subject to enforcement actions by regulatory authorities and may be operating out of compliance with regulation.

The bitcoin market globally and in the United States is not subject to comparable regulatory guardrails as exist in regulated securities markets. Furthermore, many bitcoin trading venues lack certain safeguards put in place by exchanges for more traditional assets to enhance the stability of trading on the exchanges and prevent "flash crashes," such as limit-down circuit breakers. As a result, the prices of bitcoin on trading venues may be subject to larger and/or more frequent sudden declines than assets traded on more traditional exchanges. Tools to detect and deter fraudulent or manipulative trading activities such as market manipulation, front-running of trades, and wash-trading may not be available to or employed by digital asset trading platforms, or may not exist at all. The SEC has identified possible sources of fraud and manipulation in the bitcoin market generally, including, among others: (1) "wash trading"; (2) persons with a dominant position in bitcoin manipulating bitcoin pricing; (3) hacking of the bitcoin network and trading platforms; (4) malicious control of the bitcoin network; (5) trading based on material, non-public information (for example, plans of market participants to significantly increase or decrease their holdings in bitcoin, new sources of demand for bitcoin) or based on the dissemination of false and misleading information; (6) manipulative activity involving purported "stablecoins," including Tether (the price of bitcoin may be affected due to stablecoins (including Tether and U.S. Dollar Coin (USDC)), the activities of stablecoin issuers and their regulatory treatment); and (7) fraud and manipulation at bitcoin trading platforms. The effect of potential market manipulation, front-running, wash-trading, and other fraudulent or manipulative trading practices may inflate the volumes actually present in crypto market and/or cause distortions in price, which could adversely affect the value of the Underlying ETPs and/or Bitcoin Index and cause losses to the Fund.

As digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies (including FinCEN, SEC, OCC, CFTC, FINRA, CFPB, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS and state financial institution regulators) have been examining the operations of digital asset networks, digital asset users and the digital asset trading platform markets, with particular focus on the extent to which digital assets can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises and the safety and soundness of exchanges or other service-providers that hold digital assets for users. Many of these state and federal agencies have issued consumer advisories regarding the risks posed by digital assets to investors. In addition, federal and state agencies, and other countries have issued rules or guidance about the treatment of digital asset transactions or requirements for businesses engaged in digital asset activity. However, no U.S. federal or state agency exercises comprehensive supervisory jurisdiction over global or domestic markets for bitcoin.

U.S. state and federal, and foreign regulators and legislatures have taken action against virtual currency businesses or enacted restrictive regimes in response to adverse publicity arising from hacks, consumer harm, or criminal activity stemming from virtual currency activity. The U.S. Treasury Department has expressed concern regarding digital assets' potential to be used to fund illicit activities and may seek to implement new regulations governing digital asset activities to address these concerns. Digital asset markets in the United States exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin or the Fund Shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoins, mining activity, digital wallets, the provision of services related to trading and custodying bitcoin, the operation of the bitcoin network, or the digital asset markets generally.

Various foreign jurisdictions have, and may continue to, in the near future, adopt laws, regulations or directives that may affect the bitcoin network, digital asset trading platforms, and their users, particularly digital asset trading platforms and service providers that fall within such jurisdictions' regulatory scope. There remains significant uncertainty regarding foreign governments' future actions with respect to the regulation of digital assets and digital asset trading platforms. Such laws, regulations or directives may conflict with those of the United States and may negatively impact the acceptance of bitcoin by users, merchants and service providers outside the United States and may therefore impede the growth or sustainability of the bitcoin economy in their jurisdictions or globally, or otherwise negatively affect the value of bitcoin. The effect of any future regulatory change on the Underlying ETPs and/or Bitcoin Index or on bitcoin is impossible to predict, but such change could be substantial and adverse to the Underlying ETPs and/or Bitcoin Index and the value of the Fund Shares.

Competition from central bank digital currencies ("CBDCs") and emerging payments initiatives involving financial institutions could adversely affect the value of bitcoins and other digital assets.

In addition, over the past several years, some digital asset trading platforms have been closed due to fraud and manipulative activity, business failure or security breaches. In many of these instances, the customers of such digital asset trading platforms were not compensated or made whole for the partial or complete losses of their account balances in such digital asset trading platforms. While, generally speaking, smaller digital asset trading platforms are less likely to have the infrastructure and capitalization that make larger digital asset trading platforms more stable, larger digital asset trading platforms are more likely to be appealing targets for hackers and malware and their shortcomings or ultimate failures are more likely to have contagion effects on the digital asset ecosystem, and therefore may be more likely to be targets of regulatory enforcement action.

Calamos Bitcoin Structured Alt Protection ETF - July | Risks Associated with the Index [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Risks Associated with the Index — General — The failure of the respective Index methodology to measure the actual value of bitcoin could have an adverse effect on the Underlying ETPs and/or Bitcoin Index. In addition, the value of bitcoin as calculated by the Index methodology may differ from the value of bitcoin calculated by other methodologies and the price of bitcoin on any single spot market.

The Underlying ETPs and/or Bitcoin Index may not achieve the desired degree of correlation between their performance and that of their respective Index and thus may not achieve their investment objective. With respect to the Underlying ETPs, the difference in performance may be due to factors such as fees, transaction costs, redemptions of, and subscriptions for, an Underlying ETP's shares, pricing differences, differences in the timing of the addition or removal of constituent exchanges underlying the Index used by the Underlying ETP to determine its NAV or the cost to the Underlying ETPs of complying with various new or existing regulatory requirements.

Risks Associated with the Index — Underlying Funds —

A.  IBIT

The Index used by IBIT to determine the net asset value of the iShares Bitcoin Trust ETF on each Business Day is based on the value of bitcoin as reflected by the index was developed by the CF Benchmarks Ltd., the "Index Administrator". The Index Administrator has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the IBIT's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Administrator does not have any obligation to take the needs of the IBIT fund, the IBIT fund's shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. By investing in IBIT, shareholders will have no rights against the Index Administrator or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Furthermore, because the number of digital asset trading platforms is limited, the Index will necessarily be comprised of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Index Administrator would have limited ability to remove such digital asset trading platform from the Index, which could skew the price of bitcoin as represented by the Index. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of IBIT's shares.

B.  BTC

The Index used to price the shares of BTC is the CoinDesk Bitcoin Price Index (XBX) (the "Index") developed by CoinDesk indices, Inc. (the "Index Provider"). The Index is a U.S. dollar-denominated composite reference rate for the price of Bitcoin. The

Index is designed to (1) mitigate the effects of fraud, manipulation and other anomalous trading activity from impacting the Bitcoin reference rate, (2) provide a real-time, volume-weighted fair value of Bitcoin and (3) appropriately handle and adjust for non-market related events. The Index Provider formally re-evaluates the weighting algorithm quarterly, but maintains discretion to change the way in which an Index Price is calculated based on its periodic review or in extreme circumstances. The exact methodology to calculate the Index Price is not publicly available. The Index is designed to limit exposure to trading or price distortion of any individual Digital Asset Trading Platform that experiences periods of unusual activity or limited liquidity by discounting, in real-time, anomalous price movements at individual Digital Asset Trading Platforms. The Digital Asset Trading Platforms that are included in the Index (the Constituent Trading Platforms) are selected by the Index Provider utilizing a methodology that is guided by the International Organization of Securities Commissions ("IOSCO") principles for financial benchmarks. For an exchange to become a Constituent Trading Platform, it must satisfy the Inclusion Criteria described in this prospectus, as may be updated by the Index Provider from time to time.

The Index has a limited history and the Index Price is a composite reference rate calculated using trading price data from various Digital Asset Trading Platforms chosen by the Index Provider. The Index Provider may remove or add Digital Asset Trading Platforms to the Index in the future at its discretion. Although the Index is designed to accurately capture the market price of Bitcoin, third parties may be able to purchase and sell Bitcoin on public or private markets not included among the constituent Digital Asset Trading Platforms of the Index, and such transactions may take place at prices materially higher or lower than the Index Price. Moreover, there may be variances in the prices of Bitcoin on the various Digital Asset Trading Platforms, including as a result of differences in fee structures or administrative procedures on different Digital Asset Trading Platforms. The price of Bitcoin on public Digital Asset Trading Platforms has a limited history, and during this history, Bitcoin prices on the Digital Asset Markets more generally, and on Digital Asset Trading Platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the Index is designed to limit exposure to the interruption of individual Digital Asset Trading Platforms, the Index Price, and the price of Bitcoin generally, remains subject to volatility experienced by Digital Asset Trading Platforms, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of Digital Asset Trading Platforms is limited, the Index will necessarily be comprised of a limited number of Digital Asset Trading Platforms. If a Digital Asset Trading Platform were subjected to regulatory, volatility or other pricing issues, the Index Provider would have limited ability to remove such Digital Asset Trading Platform from the Index, which could skew the price of Bitcoin as represented by the Index. Trading on a limited number of Digital Asset Trading Platforms may result in less favorable prices and decreased liquidity of Bitcoin and, therefore, could have an adverse effect on the value of the Shares.

C.  BITB

BITB will establish its net asset value with reference to the CME CF Bitcoin Reference Rate — New York Variant ("BRRNY") which is a standardized reference rate published by CF Benchmarks Ltd. (the "Benchmark Provider") that is designed to reflect the performance of bitcoin in U.S. dollars. The BRRNY is calculated by the Benchmark Provider based on an aggregation of executed trade flow of major bitcoin trading platforms ("Constituent Platforms"). The BRRNY currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six Constituent Platforms, which is the underlying rate to determine settlement of Chicago Mercantile Exchange ("CME") bitcoin futures contracts, except that the BRRNY is calculated as of 4:00 p.m. Eastern time, whereas the BRR is calculated as of 4:00 p.m. London time.

The BRRNY and the BRR have a limited history and their value is an average composite reference rate calculated using volume-weighted trading price data from the Constituent Platforms. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess BRRNY's performance. The Benchmark Provider has substantial discretion at any time to change the methodology used to calculate the BRRNY, including the Constituent Platforms that contribute prices to the Bitwise Bitcoin Trust's NAV. The Benchmark Provider does not have any obligation to take the needs of the Bitwise Bitcoin Trust, the Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the BRRNY will appropriately track the price of bitcoin in the future. Neither the CME Group nor the Benchmark Provider has any obligation to take the needs of the Bitwise Bitcoin Trust or the Shareholders into consideration in determining, composing, or calculating the BRRNY or in the selection of the Constituent Platforms used. The Constituent Platforms are chosen by the Benchmark Provider, under the oversight of the CME CF Cryptocurrency Pricing Products Oversight Committee. Although the BRRNY is intended to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The pricing sources (Constituent Platforms) used by the BRRNY are digital asset trading venues that facilitate the buying and selling of bitcoin and other digital assets.

Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in BRRNY calculations and, therefore, could adversely affect the bitcoin price as reflected by the BRRNY.

The BRRNY is based on various inputs which may include price data from various third-party digital asset trading platforms. Neither the CME Group nor the Benchmark Provider guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source. BITB utilizes the BRRNY to establish its NAV and NAV per Share. In the event that the BRRNY is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact an investment in the Shares or the Bitwise Bitcoin Trust's operations. The CME Bitcoin Real Time Price also has a limited history and shares some of the same structural and methodological features and risks as the BRRNY. The Bitwise Bitcoin Trust utilizes the CME Bitcoin Real Time Price to establish its Indicative Trust Value ("ITV"). The ITV is intended to provide additional information not otherwise available to the public that may be useful to investors and market professionals in connection with the trading of the Shares on the Exchange. It is calculated by using the prior day's holdings at close of business and the most recently reported price level of the CME Bitcoin Real Time Price. While investors are capable of assessing the intra-day movement of the price of the Shares and the bitcoin market price of bitcoin, Shareholders may use the ITV as a data point in their assessment of the value of the Shares. In the event that the CME Bitcoin Real Time Price is incorrectly calculated, is not timely calculated or changes its calculation methodology in the future, such an occurrence may adversely impact the utility of the ITV to Shareholders. Although the BRRNY and CME Bitcoin Real Time Price are designed to accurately capture the market price of bitcoin, third parties may be able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms of the BRRNY and CME Bitcoin Real Time Price, and such transactions may take place at prices materially higher or lower than the level of the BRRNY used to establish the NAV. To the extent such prices differ materially from the level of the BRRNY used to establish the NAV, investors may lose confidence in the Shares' ability to track the market price of bitcoin, which could adversely affect an investment in the Shares.

The Sponsor, in its sole discretion, may cause the Bitwise Bitcoin Trust to price its portfolio based upon an index, benchmark or standard other than the BRRNY at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index, benchmark or standard better aligns with the Bitwise Bitcoin Trust's investment objective and strategy. The Sponsor may make this decision for a number of reasons, including, but not limited to, a determination that the BRRNY price of bitcoin differs materially from the global market price of bitcoin and/or that third parties are able to purchase and sell bitcoin on public or private markets not included among the Constituent Platforms, and such transactions may take place at prices materially higher or lower than the BRRNY price. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance. The Constituent Platforms have changed over time.

The price of bitcoin on public digital asset trading platforms has a limited history, and during this history, bitcoin prices on the digital asset markets more generally, and on digital asset trading platforms individually, have been volatile and subject to influence by many factors, including operational interruptions. While the BRRNY is designed to limit exposure to the interruption of individual digital asset trading platforms, the BRRNY price, and the price of bitcoin generally, remains subject to volatility experienced by digital asset exchanges, and such volatility could adversely affect the value of the Shares. Furthermore, because the number of liquid and credible digital asset trading platforms is limited, the BRRNY will necessarily be composed of a limited number of digital asset trading platforms. If a digital asset trading platform were subjected to regulatory, volatility or other pricing issues, the Benchmark Provider would have limited ability to remove such digital asset trading platform from the BRRNY, which could skew the price of bitcoin as represented by the BRRNY. Trading on a limited number of digital asset trading platforms may result in less favorable prices and decreased liquidity of bitcoin and, therefore, could have an adverse effect on the value of the Shares.

D.  FBTC

The Fidelity Wise Origin Bitcoin Fund seeks to track the performance of bitcoin, as measured by the performance of the Fidelity Bitcoin Reference Rate (the "Index"), adjusted for the Fidelity Wise Origin Bitcoin Fund's expenses and other liabilities. The Fidelity Bitcoin Reference Rate is designed to reflect the performance of bitcoin in U.S. dollars. The Index is constructed using bitcoin price feeds from eligible bitcoin spot markets and the volume-weighted median price ("VWMP") methodology, calculated every 15 seconds based on VWMP spot market data over rolling sixty-minute increments to develop a bitcoin price composite. The Index methodology was developed by Fidelity Product Services LLC (the "Index Provider") and is monitored by the Fidelity Index Committee (the "Committee") with the assistance of the Fidelity Digital Asset Indices Advisory Committee. Coin Metrics, Inc. is the third-party calculation agent ("Calculation Agent") for the Index.

The Index was developed by an affiliate of the Sponsor, the Index Provider. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the Fidelity Wise Origin Bitcoin Fund's NAV. Any such changes could affect the present, past and expected levels of the Index and could adversely affect performance of the Index. The Index Provider does not have any obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund, the Fidelity Wise Origin Bitcoin Fund's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the Fidelity Wise Origin Bitcoin Fund or the Shareholders into consideration in determining, composing, or calculating the Index. By investing in the Fidelity Wise Origin Bitcoin Fund, Shareholders will have no rights against the Index Provider or any other persons that have discretion over the Index, even though these entities administer, oversee and determine the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. For example, on June 5, 2023, the SEC filed lawsuits against cryptocurrency exchanges Coinbase and Binance alleging, among other things, their operation of an unlicensed securities exchange. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the level of the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause FBTC to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better reflects the price of bitcoin. The Sponsor, however, is under no obligation whatsoever to make such changes in any circumstance.

Using a VWMP methodology and price feeds from eligible bitcoin spot markets, the Index intends to represent the U.S. dollar value of one bitcoin every 15 seconds based on VWMP spot market data over rolling sixty-minute increments. As such, the VWMP methodology used to determine the NAV may not be reflective of market events and other developments that occur after its pricing window and thus this methodology may not be reflective of the then-available market price of bitcoin in periods between its calculation. Additionally, as the methodology references a median price, it may not reflect the price of bitcoin available for the Fidelity Wise Origin Bitcoin Fund to transact on any single spot market. The Sponsor does not intend, and disclaims any obligation, to determine whether the methodology used to determine the level of the Index accurately reflects the value of bitcoin or the price at which market transactions in bitcoin could be readily effected at any given time.

E.  ARKB

ARKB investment objective is to track the performance of bitcoin as measured by the performance of the CME CF Bitcoin Reference Rate — New York Variant (the "Index"), adjusted for the ARK 21Shares Bitcoin ETF's expenses and other liabilities. The Index is calculated by CF Benchmarks Ltd. (the "Index Provider") based on an aggregation of executed trade flow of major bitcoin spot exchanges. The Index is designed to reflect the performance of bitcoin in U.S. dollars. The Index currently uses substantially the same methodology as the CME CF Bitcoin Reference Rate ("BRR"), including utilizing the same six bitcoin exchanges, which is the underlying rate to determine settlement of CME bitcoin futures contracts, except that the Index is calculated as of 4:00 p.m. Eastern time, whereas the BRR is calculated as of 4:00 p.m. London time. The Shares of the ARK 21Shares Bitcoin ETF are valued daily based on the Index.

The Index was developed by the Index Provider and has a limited performance history. Although the Index is based on materially the same methodology (except calculation time) as the Index Provider's BRR, which was first introduced in November 2016, the Index itself has only been in operation since February 2022, and the Index has only featured its current roster of Constituent Exchanges since May 2022. A longer history of actual performance through various economic and market conditions would provide greater and more reliable information for an investor to assess the Index's performance. The Index Provider has substantial discretion at any time to change the methodology used to calculate the Index, including the spot markets that contribute prices to the ARK 21Shares Bitcoin ETF's NAV. The Index Provider does not have any obligation to take the needs of the ARK 21Shares Bitcoin ETF, the ARK 21Shares Bitcoin ETF's Shareholders, or anyone else into consideration in connection with such changes. There is no guarantee that the methodology currently used in calculating the Index will appropriately track the price of bitcoin in the future. The Index Provider has no obligation to take the needs of the ARK 21Shares Bitcoin ETF or the Shareholders into consideration in determining, composing, or calculating the Index.

Pricing sources used by the Index are digital asset spot markets that facilitate the buying and selling of bitcoin and other digital assets. Although many pricing sources refer to themselves as "exchanges," they are not registered with, or supervised by, the SEC or CFTC and do not meet the regulatory standards of a national securities exchange or designated contract market. For these reasons, among others, purchases and sales of bitcoin may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets and government regulation and intervention. These circumstances could affect the price of bitcoin used in Index calculations and, therefore, could adversely affect the bitcoin price as reflected by the Index.

The Index is based on various inputs which include price data from various third-party bitcoin spot markets. The Index Provider does not guarantee the validity of any of these inputs, which may be subject to technological error, manipulative activity, or fraudulent reporting from their initial source.

The Sponsor, in its sole discretion, may cause the ARK 21Shares Bitcoin ETF to track (or price its portfolio based upon) an index or standard other than the Index at any time, with prior notice to the Shareholders, if investment conditions change or the Sponsor believes that another index or standard better aligns with the ARK 21Shares Bitcoin ETF's investment objective and strategy.

Calamos Bitcoin Structured Alt Protection ETF - July | Equity Securities Risk [Member]
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•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Underlying ETPs' securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Underlying ETPs fall, the value of your investment in the Fund will decline.

Calamos Bitcoin Structured Alt Protection ETF - July | FLEX Options Risk [Member]
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•  FLEX Options Risk — Trading FLEX Options involves risks different from, and possibly greater than, the risks associated with investing directly in securities or in other types of options. FLEX Options, like other listed options, are traded on the U.S. options markets and are issued by OCC. However, unlike other options, the terms of FLEX Options are not all standardized. When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option's terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. Because FLEX Options have variable terms that are fixed by the parties, there are no pre-established series of FLEX Options. Rather, any different series of FLEX Options may be created and outstanding at any given time as a result of the various designations of variable terms that are made in different transactions. Secondary trading interest in FLEX Options may therefore be spread over a larger number of series than the trading interest in other options, the trading interest in any particular series of FLEX Options may be very limited, the secondary markets in FLEX Options may be less deep, liquid and continuous than the markets in other options on the same underlying interests, and the premiums for FLEX Options may not correlate with premiums for such other options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund's FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities. The Fund also is subject to the risk that the OCC will become insolvent or otherwise be unable to meet its obligations, which could cause the Fund to suffer losses which may be significant.

  The Fund may not experience substantial upside participation from specific FLEX Option positions and certain FLEX Option positions may expire worthless.

  OCC may base its calculations of the margin requirements for positions in a series of FLEX Options on an estimate derived from data and factors OCC deems pertinent in respect of quotations and transactions in that options series and in other options series. Alternatively, OCC may fix such margin requirements at a level it deems necessary to protect the respective interests of OCC, the clearing members and the public. As a result, the Fund's margin requirements for positions in FLEX Options may differ from — and may be significantly greater than — the margin requirements applicable to similar positions in other options on the same underlying interest.

Calamos Bitcoin Structured Alt Protection ETF - July | Interest Rate Risk [Member]
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•  Interest Rate Risk — Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. Prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

Calamos Bitcoin Structured Alt Protection ETF - July | Investment in a Subsidiary [Member]
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•  Investment in a Subsidiary — As determined necessary or advisable by the Fund, the Fund may invest a portion of its assets in a wholly-owned subsidiary (a "Subsidiary"), organized under the laws of the Cayman Islands. Investment in the Subsidiary is expected to provide the Fund with exposure to Spot bitcoin within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and Internal Revenue Service guidance. The Subsidiary may invest primarily in derivative instruments, including options on the Underlying ETPs and/or Bitcoin Index. The Fund does not intend to create or acquire primary control of any entity which engages in investment activities in securities or other assets other than entities wholly owned or majority-owned by the Fund. To the extent that a Fund invests in the Subsidiary, the Fund may be subject to the risks associated with the above-mentioned derivative instruments and other securities, which are discussed elsewhere herein and the SAI. To comply with the asset diversification test applicable to a RIC (discussed elsewhere in this prospectus), the Fund intends to limit its investments in such subsidiary to 25% of the Fund's total assets at the end of each taxable quarter.

  Although the Subsidiary may be considered similar to investment companies, it is not registered under the 1940 Act and, unless otherwise noted in each Fund's Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. The Board of Trustees, however, has oversight responsibility for the investment activities of each Fund, including its investment in its respective subsidiary. In addition, each Fund is the sole shareholder of its respective Subsidiary, and it is not currently expected that shares of a Subsidiary will be sold or offered to other investors.

  The Fund will treat a Subsidiary's assets as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund, including those relating to investment policies for purposes of Section 8, capital structure so that the Fund treats the debt of the Subsidiary as its own for purposes of Sections 18, and affiliated transactions and custody for purposes of Sections 17. The Adviser to the Subsidiary complies with the provisions of Section 15 of the 1940 Act as an investment adviser to the Fund, as defined in Section 2(a)(20) of the 1940 Act. The Subsidiary and its board agree to designate an agent for service of process in the United States. The Subsidiary's custodian is State Street Bank and Trust Company.

  Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as described in the Fund's Prospectus and SAI and could negatively affect a Fund and its shareholders.

  The Adviser also serves as the investment adviser to the Subsidiary but will not receive separate compensation for services provided to the subsidiary.

Calamos Bitcoin Structured Alt Protection ETF - July | Investment Timing Risk [Member]
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•  Investment Timing Risk — An investor who purchases Fund Shares other than on the first day of the options package and/or sells Fund Shares before the options package expires may not experience the 100% downside protection or upside participation in the price of Spot bitcoin as reflected through investment in one or more Underlying ETPs and/or Bitcoin Index. The Fund's downside protection and upside participation of the price of Spot bitcoin may only be available for investors who hold Fund Shares throughout the complete term of the options package. An investor can expect their Fund Shares to move generally in the same direction as the Underlying ETPs and/or Bitcoin Index during the approximately 12 month options package. However, Fund Shares may not experience the same price movement as the price movement of the price of Spot bitcoin. During the duration of the option package, there may be periods of significant disparity between the Fund's NAV and the Underlying ETPs and/or Bitcoin Index price performance. For example, if an investor purchases Fund Shares during an options package period at a time when the Spot bitcoin price (as measured by the BRRNY) has increased from its price at the beginning of the options package period, the investor may not be 100% protected against downside losses. In addition, if an investor purchases Fund Shares during an options package period at a time when the price of Spot bitcoin has increased from its price at the beginning of the options package period, that investor's cap will essentially be decreased from the stated Cap by the amount of the increase in Spot bitcoin's value.

Calamos Bitcoin Structured Alt Protection ETF - July | Liquidity Risk [Member]
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•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos Bitcoin Structured Alt Protection ETF - July | Liquidity Risk — FLEX Options [Member]
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•  Liquidity Risk — FLEX Options. If and when available, in the event that trading in the underlying FLEX Options is limited or absent, the value of the Fund's FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Calamos Bitcoin Structured Alt Protection ETF - July | Liquidity Risk — Listed Options [Member]
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•  Liquidity Risk — Listed Options — There is no guarantee that a liquid secondary trading market will exist for the Listed Options. The trading in Listed Options may be less deep and liquid than the market for certain other exchange traded option contracts. In a less liquid market for the Listed Options terminating the Listed Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of Listed Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its Listed Option positions. A less liquid trading market may adversely impact the value of the Listed Options and the value of your investment.

Calamos Bitcoin Structured Alt Protection ETF - July | Liquidity Risk — OTC Options [Member]
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•  Liquidity Risk — OTC Options — There is no guarantee that a liquid secondary trading market will exist for the OTC Options. The trading in OTC Options may be less deep and liquid than the market for certain other securities, including exchange traded option contracts. In a less liquid market for the OTC Options, terminating the OTC Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. A less liquid trading market may adversely impact the value of the OTC Options and the value of your investment.

Calamos Bitcoin Structured Alt Protection ETF - July | Management Risk [Member]
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•  Management Risk — Investment decisions will be made for the Fund by the Advisor. The Fund is subject to management risk because, in relying on the Advisor to achieve its investment objective, it runs the risk that the Advisor's investment techniques will fail to produce intended results and that this may cause the Fund to incur significant losses. Purchasing and selling options are highly specialized activities and entail higher risks than simply purchasing and selling publicly traded securities. The Advisor may fail to use options effectively and options purchased or sold by the Fund may fail to perform as expected by the Advisor. The Fund's success will depend in part on the Advisor's ability to correctly predict the rates of return and risks of the options that it sells or buys.

Calamos Bitcoin Structured Alt Protection ETF - July | Market Maker Risk [Member]
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•  Market Maker Risk — If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund Shares are trading on the Exchange, which could result in a decrease in value of the Fund Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund Shares.

Calamos Bitcoin Structured Alt Protection ETF - July | Market Risk [Member]
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•  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock or fixed-income market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.

Calamos Bitcoin Structured Alt Protection ETF - July | New Fund Risk [Member]
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•  New Fund Risk — The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Calamos Bitcoin Structured Alt Protection ETF - July | Options Risk [Member]
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•  Options Risk — The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in those indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed call option is dependent, in part, upon the liquidity of the options market. An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange, which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund will not be able to effect an offsetting closing transaction for a particular option. Reasons for the absence of a liquid secondary market on a national securities exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options). In addition, the hours of trading for options on an exchange may not conform to the hours of trading of the underlying securities, creating a risk of significant changes in the prices of underlying securities that are not immediately reflected in the options markets. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured. Until FLEX Options and/or Listed Options become available, the Fund will purchase and sell OTC Options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. OTC Options may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract, and that any deterioration in a counterparty's creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

  The holder of an option may terminate its position in a call option it has purchased by allowing it to expire or by exercising the option. If an option is European style, it may be exercised only on its expiration date. If the option is American style, it may be exercised on any day up to and including its expiration date. While the Fund expects to enter into European style options that are exercisable at the strike price only on the expiration date at the end of an Outcome Period, it may enter into American style options from time to time. When the Fund writes an American style option, it has no control over when it will be required to fulfill its obligations and there is risk that a counterparty will exercise the option at a time that is not advantageous to the Fund. If an American style option is exercised, the Fund may close out the corresponding purchased option and enter into new options. There can be no guarantee that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time or that the Fund will not suffer losses as a result of a written option being exercised prior to the end of an Outcome Period.

Calamos Bitcoin Structured Alt Protection ETF - July | OTC Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  OTC Options Risk — Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the Underlying ETPs underlying an OTC Option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. The Advisor's assessment of any Counterparty may be inaccurate or incomplete and is subject to considerable judgment, which may be incorrect.

Calamos Bitcoin Structured Alt Protection ETF - July | Position Limits Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Position Limits Risk — The options exchanges have established limits on the maximum number of puts and calls covering the same underlying security that may be held or written by a single investor or group of investors acting in concert or under common control (regardless of whether the options are purchased or written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). These are referred to as "position limits." The position limit applicable to a particular option class is determined by the options exchange based on the number of shares outstanding and trading volume of the security underlying the option. The rules of the options markets generally limit the maximum number of options on the same side of the market (i.e., calls held plus puts written, or puts held plus calls written) with respect to a single underlying interest that may be carried in the accounts of a single investor or group of investors acting in concert. An options market may require that positions in certain Listed Options or FLEX Options be aggregated with positions in certain other options for purposes of calculating position limits.

  The clearing members that clear the Fund's listed option positions are required to monitor and report the Fund's positions to the options exchanges and may be required to liquidate positions in excess of these limits. Failure to comply with position limits may result in the imposition of fines and other sanctions by the options exchanges.

  Even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Advisor and its affiliates may be aggregated. Therefore, the trading decisions of the Advisor may have to be modified and positions held by a Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund and prevent the Fund from achieving its investment objective. A violation of position limits could also lead to regulatory action materially adverse to a Fund's investment strategy.

Calamos Bitcoin Structured Alt Protection ETF - July | Premium-Discount Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Premium-Discount Risk — Fund Shares may trade above or below their NAV. The market prices of Fund Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund Shares on the Exchange. The trading price of Fund Shares may deviate significantly from NAV during periods of market volatility.

Calamos Bitcoin Structured Alt Protection ETF - July | Secondary Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Calamos Bitcoin Structured Alt Protection ETF - July | Sector Risk [Member]
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Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Underlying ETPs invest a significant portion of their assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market, and it is possible that one or more, if not all of the Underlying ETPs may underperform the broader market, or experience greater volatility.

Calamos Bitcoin Structured Alt Protection ETF - July | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. The federal income tax treatment of certain aspects of the Fund's operations — including its option strategy, its hedging strategy, and the possible application of the "straddle" rules and various loss limitations — is not entirely clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to RICs if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to RICs could cause the Fund to fail to qualify as such. To qualify and maintain its status as a RIC, the Fund must derive at least 90% of its gross income each year from "qualifying income," meet certain diversification tests at the end of each quarter and meet an annual distribution test. For purposes of the qualifying income requirement, the treatment of derivatives that provide exposure to the Underlying ETPs or bitcoin is not entirely clear, and thus whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to bitcoin as qualifying income, an adverse determination or future guidance by the Internal Revenue Service with respect to the treatment of income or gain from those investments may adversely affect the Fund's ability to qualify as a RIC. For purposes of the diversification tests, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the "issuer" of certain derivatives that the Fund will enter into. The Underlying ETPs are expected to be treated as the issuer of certain of the Fund's investments, which may make it more difficult for the Fund to meet the diversification tests. In addition, an adverse determination or future guidance by the Internal Revenue Service with respect to issuer identification for the Fund's investments may adversely affect the Fund's ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

  The Fund's investments in offsetting positions with respect to the Underlying ETPs may affect the character of gains or losses realized by the Fund under the Code's "straddle" rules and may increase the amount of short-term capital gain realized by the Fund.

Calamos Bitcoin Structured Alt Protection ETF - July | Trading Issues Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules.

  There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Calamos Bitcoin Structured Alt Protection ETF - July | U.S. Government Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

Calamos Bitcoin Structured Alt Protection ETF - July | U.S. Treasury Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  U.S. Treasury Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury securities to decline. U.S. Treasury securities are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities.

Calamos Bitcoin Structured Alt Protection ETF - July | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Valuation Risk — During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the OTC Options, FLEX Options and/or Listed Options may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Advisor in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

Calamos Bitcoin Structured Alt Protection ETF - July | Calamos Bitcoin Structured Alt Protection ETF - July
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	$ 221

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.